UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09637 and 811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Large Cap Core Retirement Portfolio

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 03/31/2010

Item 1 – Report to Stockholders

BlackRock Large Cap Series Funds, Inc.

SEMI-ANNUAL REPORT MARCH 31, 2010 | (UNAUDITED)

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early 2009. In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and concerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed taxable sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental backdrop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of March 31, 2010	6-month	12-month

US equities (S&P 500 Index)	11.75%	49.77%

Small cap US equities (Russell 2000 Index)	13.07	62.76

International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.97	55.64

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2010	BlackRock Large Cap Core Fund

Portfolio Management Commentary

How did the Fund perform?

•

The Fund, through its investment in Master Large Cap Core Portfolio (the “Portfolio”), generated strong returns for the six-month period ended March 31, 2010, but underperformed its benchmark, the Russell 1000 Index.

What factors influenced performance?

•

Health care was the largest contributor to performance during the reporting period, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. Although it is too early to assess the long-term impact of the legislation, the near-term impact on operating results should be minimal. Underlying fundamentals continue to improve, valuations are attractive and we believe that broader participation will be a net positive for our holdings. Fund returns were also aided by positive results in the materials sector, where specialty chemicals outperformed on renewed industrial demand, volume increases and pricing power. The consumer staples sector, particularly food products, benefited performance as well.

•	The largest individual contributors to performance were Walter Industries, Inc., Limited Brands, Inc., Lincare Holdings, Inc., The Estée Lauder Cos., Inc. and Mylan, Inc.

•

In contrast, the information technology (IT) sector detracted for the period as software and IT services holdings underperformed. Nevertheless, we remain comfortable with the stable and recurring cash flow characteristics of our holdings within these industries, especially as compared to semiconductors and communications equipment where we believe expectations are high for the sustainability of recent trends. Stock selection within industrials also drove underperformance. While our preference for lower-beta aerospace and defense holdings over higher cyclical areas of the sector hindered results, we believe the more cyclical areas are priced for a more robust 2011 economic forecast than we expect. The utilities sector was another source of under-performance, as falling natural gas and rising thermal coal prices hurt the performance of independent power producers. Still, these stocks traded near record-low valuations on replacement cost, with leverage to a cyclical rebound in the de-regulated power markets. Falling natural gas prices had a negative effect on our energy holdings as well, particularly equipment and service names.

•	The largest individual detractors from performance were The AES Corp., NRG Energy, Inc., General Cable Corp., Tesoro Corp. and Microsoft Corp.

Describe recent portfolio activity.

•

During the six months, we increased exposure to the IT, consumer discretionary and materials sectors. The largest purchases within the Portfolio included Microsoft Corp., International Business Machines Corp., ConocoPhillips, Freeport-McMoRan Copper & Gold, Inc., Class B and Target Corp.

•	We reduced exposure to energy and industrials. The largest sales included Philip Morris International, Inc., Johnson & Johnson, Schering-Plough Corp., Anadarko Petroleum Corp. and Amazon.com, Inc.

Describe portfolio positioning at period end.

•

At period end, the Portfolio was overweight relative to the benchmark in the health care, materials, consumer discretionary, energy and utilities sectors; it was underweight in financials, consumer staples, information technology, telecommunications services and industrials.

•

As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term. We continue to focus on quality companies with strong balance sheets and positive free cash flow in light of our view that the economy is recovering, but at a slower than normal pace.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

BlackRock Large Cap Core Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the investment advisor believes blends growth and value.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

Performance Summary for the Period Ended March 31, 2010

		Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	11.65%	42.39%	N/A	1.29%	N/A	1.23%	N/A
Service	11.50	42.12	N/A	1.06	N/A	0.99	N/A
Investor A	11.48	41.94	34.49%	1.05	(0.04)%	0.98	0.44%
Investor B	11.07	40.96	36.46	0.25	(0.08)	0.35	0.35
Investor C	10.93	40.62	39.62	0.20	0.20	0.16	0.16
Class R	11.20	41.30	N/A	0.67	N/A	0.71	N/A
Russell 1000 Index	12.11	51.60	N/A	2.31	N/A	(0.36)	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[5]

Institutional	$1,000	$1,116.50	$4.80	$1,000	$1,020.36	$4.58
Service	$1,000	$1,115.00	$5.69	$1,000	$1,019.51	$5.44
Investor A	$1,000	$1,114.80	$6.01	$1,000	$1,019.22	$5.74
Investor B	$1,000	$1,110.70	$10.37	$1,000	$1,015.08	$9.90
Investor C	$1,000	$1,109.30	$10.62	$1,000	$1,014.83	$10.15
Class R	$1,000	$1,112.00	$8.11	$1,000	$1,017.22	$7.75

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.91% for Institutional, 1.08% for Service, 1.14% for Investor A, 1.97% for Investor B, 2.02% for Investor C and 1.54% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	5

Fund Summary as of March 31, 2010	BlackRock Large Cap Growth Fund

Portfolio Management Commentary

How did the Fund perform?

•

The Fund, through its investment in Master Large Cap Growth Portfolio (the “Portfolio”), generated strong returns for the six-month period ended March 31, 2010, but underperformed its benchmark, the Russell 1000 Growth Index.

What factors influenced performance?

•

Health care was a significant contributor to performance during the reporting period, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. Although it is early to assess the long-term impact of the legislation, near-term impact on operating results should be minimal. Underlying fundamentals continue to improve, valuations are attractive and we believe that broader participation will be a net positive for our holdings. Fund returns were also aided by positive results in the materials sector, where specialty chemicals outperformed on renewed industrial demand, volume increases and pricing power. Lastly, performance benefited from household and personal products holdings (notably The Estée Lauder Cos., Inc.) in consumer staples.

•	The largest individual contributors to performance were Walter Industries, Inc., IMS Health Inc., Lincare Holdings, Inc. and Mylan, Inc. Underweighting QUALCOMM, Inc. also proved advantageous.

•

In contrast, the information technology (IT) sector detracted for the period as software and IT services holdings underperformed. Nevertheless, we remain comfortable with the stable and recurring cash flow characteristics of our holdings within these industries, especially as compared to semiconductors and communications equipment, where we believe expectations are high for the sustainability of recent trends. Stock selection within industrials also drove underperformance. While our preference for lower-beta aerospace and defense holdings over higher cyclical areas of the sector hindered results, we believe the more cyclical areas are priced for a more robust 2011 economic forecast than we expect. Elsewhere, falling natural gas prices hurt our energy holdings, especially equipment and service names. Within utilities, falling natural gas and rising thermal coal prices had a negative effect on independent power producers. Still, these stocks traded near record-low valuations on replacement cost, with leverage to a cyclical rebound in the de-regulated power markets.

•	The largest individual detractors from performance were The AES Corp., Microsoft Corp., Tesoro Corp. and Global Payments, Inc. Underweighting Amazon.com, Inc. also hurt performance.

Describe recent portfolio activity.

•

During the six months, we increased exposure to the consumer staples, materials and information technology sectors. The largest purchases within the Portfolio included Colgate-Palmolive Co., Automatic Data Processing, Inc., Target Corp., Freeport-McMoRan Copper & Gold, Inc., Class B and General Mills, Inc.

•	We reduced exposure to energy and health care. The largest sales included Schering-Plough Corp., Oracle Corp., Texas Instruments, Inc. and Lockheed Martin Corp.

Describe portfolio positioning at period end.

•

At period end, the Portfolio was overweight relative to the benchmark in the health care, materials, energy, utilities and industrials sectors; it was underweight in information technology, financials, consumer staples, consumer discretionary and telecommunications services.

•

As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term. We continue to focus on quality companies with strong balance sheets and positive free cash flow in light of our view that the economy is recovering, but at a slower than normal pace.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

BlackRock Large Cap Growth Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the investment advisor believes have good prospects for earnings growth.

[3]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

Performance Summary for the Period Ended March 31, 2010

		Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	12.65%	47.55%	N/A	3.02%	N/A	(1.86)%	N/A
Service	12.50	47.19	N/A	2.81	N/A	(2.08)	N/A
Investor A	12.52	47.09	39.37%	2.73	1.63%	(2.12)	(2.65)%
Investor B	12.08	45.87	41.37	1.93	1.56	(2.74)	(2.74)
Investor C	11.96	45.94	44.94	1.93	1.93	(2.89)	(2.89)
Class R	12.32	46.49	N/A	2.42	N/A	(2.34)	N/A
Russell 1000 Growth Index	12.96	49.75	N/A	3.42	N/A	(4.21)	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[5]

Institutional	$1,000	$1,126.50	$5.35	$1,000	$1,019.86	$5.09
Service	$1,000	$1,125.00	$6.36	$1,000	$1,018.92	$6.04
Investor A	$1,000	$1,125.20	$6.83	$1,000	$1,018.47	$6.49
Investor B	$1,000	$1,120.80	$11.37	$1,000	$1,014.18	$10.80
Investor C	$1,000	$1,119.60	$11.20	$1,000	$1,014.33	$10.65
Class R	$1,000	$1,123.20	$8.73	$1,000	$1,016.67	$8.30

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.01% for Institutional, 1.20% for Service, 1.29% for Investor A, 2.15% for Investor B, 2.12% for Investor C and 1.65% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	7

Fund Summary as of March 31, 2010	BlackRock Large Cap Value Fund

Portfolio Management Commentary

How did the Fund perform?

•

The Fund, through its investment in Master Large Cap Value Portfolio (the “Portfolio”), generated solid returns for the six-month period ended March 31, 2010, but underperformed its benchmark, the Russell 1000 Value Index.

What factors influenced performance?

•

Health care was the largest contributor to performance during the reporting period, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. Although it is early to assess the long-term impact of the legislation, near-term impact on operating results should be minimal. Underlying fundamentals continue to improve, valuations are attractive and we believe that broader participation will be a net positive for our holdings. Performance also benefited from specific holdings in the food, beverage & tobacco sub-sector within consumer staples.

•	The largest individual contributors to performance were Limited Brands, Inc., IMS Health, Inc., Lincare Holdings, Inc. and Big Lots, Inc. Our avoidance of Citigroup, Inc. was positive as well.

•

Conversely, the utilities sector detracted for the period as falling natural gas and rising thermal coal prices hurt the performance of independent power producers, in which the Portfolio invested. Falling natural gas prices had a negative effect on our energy holdings as well, especially equipment and service names. Within industrials, stock selection drove underperformance. While our preference for lower-beta aerospace and defense holdings over higher cyclical areas of the sector hindered results, we believe the more cyclical areas are priced for a more robust 2011 economic forecast than we expect.

•

Elsewhere, underweights in media holdings and automobiles hindered performance within consumer discretionary. Specifically, our bias for higher-quality companies hurt during a period when the market rewarded lower-quality, more cyclically leveraged companies. Lastly, stock selection amongst insurers detracted in the financials sector; still, we maintain our preference for insurers over banks and select diversified financials, as long-term issues remain for these industries.

•	The largest individual detractors from performance were Mirant Corp., NRG Energy, Inc., The AES Corp. and Helix Energy Solutions, Inc. Our underweighting of Ford Motor Co. hurt performance as well.

Describe recent portfolio activity.

•

During the six months, we increased exposure to the materials and industrials sectors. The largest purchases within the Portfolio included XTO Energy, Inc., Freeport-McMoRan Cooper & Gold, Inc., Class B, Capital One Financial Corp., Macy’s, Inc., L-3 Communications Holdings, Inc. and ConAgra Foods, Inc.

•

We reduced exposure to energy, health care and telecommunication services. The largest sales included Anadarko Petroleum Corp., Chubb Corp., Nabors Industries Ltd., CMS Energy Corp. and Murphy Oil Corp.

Describe portfolio positioning at period end.

•

At period end, the Portfolio was overweight relative to the benchmark in the materials, health care, industrials, information technology and utilities sectors; it was underweight in financials, consumer discretionary, telecommunication services and energy.

•

As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term. We continue to focus on quality companies with strong balance sheets and positive free cash flow in light of our view that the economy is recovering, but at a slower than normal pace.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

BlackRock Large Cap Value Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Value Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the investment advisor believes are undervalued.

[3]	This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

Performance Summary for the Period Ended March 31, 2010

		Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	9.19%	38.84%	N/A	1.19%	N/A	5.05%	N/A
Service	9.14	38.58	N/A	0.96	N/A	4.80	N/A
Investor A	9.06	38.42	31.15%	0.89	(0.19)%	4.76	4.20%
Investor B	8.54	37.28	32.78	0.09	(0.26)	4.13	4.13
Investor C	8.52	37.26	36.26	0.10	0.10	3.95	3.95
Class R	8.84	37.90	N/A	0.59	N/A	4.54	N/A
Russell 1000 Value Index	11.28	53.56	N/A	1.05	N/A	3.10	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[5]

Institutional	$1,000	$1,091.90	$5.37	$1,000	$1,019.76	$5.19
Service	$1,000	$1,091.40	$6.15	$1,000	$1,019.02	$5.94
Investor A	$1,000	$1,090.60	$6.52	$1,000	$1,018.67	$6.29
Investor B	$1,000	$1,085.40	$11.39	$1,000	$1,013.98	$11.00
Investor C	$1,000	$1,085.20	$11.07	$1,000	$1,014.28	$10.70
Class R	$1,000	$1,088.40	$8.33	$1,000	$1,016.92	$8.05

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.03% for Institutional, 1.18% for Service, 1.25% for Investor A, 2.19% for Investor B, 2.13% for Investor C and 1.60% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	9

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. For BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees. For BlackRock Large Cap Core Fund, prior to September 24, 2007, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Funds are only available for purchase through exchanges, dividend reinvestments or purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. BlackRock Large Cap Core Fund’s administrator waived or reimbursed a portion of the Fund’s expenses. Without such waiver and reimbursement, the Fund’s performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Disclosure of Expenses	BlackRock Large Cap Series Funds, Inc.

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	11

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

March 31, 2010 (Unaudited)	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Assets

Investments at value — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio (each a “Portfolio” and collectively the “Portfolios”), respectively[1]	$3,078,028,157	$591,054,252	$2,354,955,791
Capital shares sold receivable	1,406,563	6,633,277	2,981,882
Withdrawals receivable from the Portfolio	20,507,902	—	6,424,373
Prepaid expenses	13,026	22,418	56,180

Total assets	3,099,955,648	597,709,947	2,364,418,226

Liabilities

Capital shares redeemed payable	21,914,465	1,918,445	9,406,255
Withdrawals payable to the Portfolio	—	4,714,832	—
Service and distribution fees payable	937,811	225,776	615,981
Administration fees payable	534,161	123,453	499,791
Other affiliates payable	375,186	15,636	80,141
Officer’s and Directors’ fees payable	360	71	282
Other accrued expenses payable	925,270	213,863	1,557,477

Total liabilities	24,687,253	7,212,076	12,159,927

Net Assets	$3,075,268,395	$590,497,871	$2,352,258,299

Net Assets Consist of

Paid-in capital	$3,583,734,462	$628,168,424	$3,216,546,811
Undistributed (distributions in excess of) net investment income	7,253,529	(410,163)	6,923,936
Accumulated net realized loss allocated from the Portfolio	(1,029,075,614)	(131,101,656)	(1,273,094,868)
Net unrealized appreciation/depreciation allocated from the Portfolio	513,356,018	93,841,266	401,882,420

Net Assets	$3,075,268,395	$590,497,871	$2,352,258,299

[1] Investments at cost	$2,564,672,139	$497,212,986	$1,953,073,371

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Statements of Assets and Liabilities (concluded)	BlackRock Large Cap Series Funds, Inc.

March 31, 2010 (Unaudited)	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Net Asset Value

Institutional:
Net assets	$1,098,715,816	$74,672,580	$828,635,432

Shares outstanding, $0.10 par value[2]	102,892,497	7,448,823	58,363,563

Net asset value	$10.68	$10.02	$14.20

Service:
Net assets	$396,407	$12,396,914	$33,179,286

Shares outstanding, $0.10 par value[3]	37,927	1,244,264	2,340,397

Net asset value	$10.45	$9.96	$14.18

Investor A:
Net assets	$1,099,445,737	$276,692,581	$942,607,735

Shares outstanding, $0.10 par value[4]	105,316,774	28,390,334	67,468,071

Net asset value	$10.44	$9.75	$13.97

Investor B:
Net assets	$104,246,034	$20,940,077	$52,659,295

Shares outstanding, $0.10 par value[5]	10,662,743	2,326,300	3,983,354

Net asset value	$9.78	$9.00	$13.22

Investor C:
Net assets	$676,374,522	$142,917,625	$356,419,219

Shares outstanding, $0.10 par value[6]	69,787,418	15,893,050	27,116,516

Net asset value	$9.69	$8.99	$13.14

Class R:
Net assets	$96,089,879	$62,878,094	$138,757,332

Shares outstanding, $0.10 par value[7]	9,596,237	6,695,654	10,283,392

Net asset value	$10.01	$9.39	$13.49

[2] Authorized shares — Institutional	400 million	100 million	400 million

[3] Authorized shares — Service	50 million	50 million	50 million

[4] Authorized shares — Investor A	300 million	100 million	400 million

[5] Authorized shares — Investor B	200 million	200 million	200 million

[6] Authorized shares — Investor C	400 million	100 million	400 million

[7] Authorized shares — Class R	200 million	200 million	200 million

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	13

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

Six Months Ended March 31, 2010 (Unaudited)	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Investment Income

Net investment income allocated from the Portfolio:
Dividends	$26,078,765	$3,932,329	$24,000,228
Securities lending — affiliated	149,528	15,950	41,257
Income — affiliated	494	119	558
Interest	165,597	33,216	63
Expenses	(7,392,287)	(1,635,078)	(6,303,399)

Total income	19,002,097	2,346,536	17,738,707

Expenses

Administration	3,769,692	727,734	2,940,985
Service — Service	501	14,371	37,993
Service — Investor A	1,333,263	331,600	1,153,304
Service and distribution — Investor B	554,726	118,482	287,902
Service and distribution — Investor C	3,308,629	709,176	1,823,668
Service and distribution — Class R	236,174	155,379	346,097
Transfer agent — Institutional	835,552	63,488	924,971
Transfer agent — Service	148	6,320	18,815
Transfer agent — Investor A	1,310,589	266,115	951,618
Transfer agent — Investor B	242,487	35,558	110,638
Transfer agent — Investor C	889,750	196,977	584,856
Transfer agent — Class R	134,941	95,849	200,434
Printing	145,317	31,499	143,476
Registration	41,086	35,017	58,928
Professional	32,434	17,865	36,805
Officer and Directors	827	145	588
Miscellaneous	12,764	8,943	13,041

Total expenses	12,848,880	2,814,518	9,634,119
Less transfer agent fees waived or reimbursed — Investor A	(594,230)	—	—
Less transfer agent fees waived or reimbursed — Investor B	(123,534)	—	—

Total expenses after fees waived	12,131,116	—	—

Net investment income (loss)	6,870,981	(467,982)	8,104,588

Realized and Unrealized Gain Allocated from the Portfolio

Net realized gain from investments and payment by affiliate	228,053,955	62,604,215	170,427,617
Net change in unrealized appreciation/depreciation on investments	92,769,514	5,417,817	25,046,786

Total realized and unrealized gain	320,823,469	68,022,032	195,474,403

Net Increase in Net Assets Resulting from Operations	$327,694,450	$67,554,050	$203,578,991

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Statements of Changes in Net Assets	BlackRock Large Cap Core Fund

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$6,870,981	$16,228,374	$3,329,218
Net realized gain (loss)	228,053,955	(753,950,701)	(481,977,259)
Net change in unrealized appreciation/depreciation	92,769,514	1,023,796,335	(1,471,037,839)

Net increase (decrease) in net assets resulting from operations	327,694,450	286,074,008	(1,949,685,880)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(12,993,303)	—	—
Service	(4,287)	—	—
Investor A	(10,902,059)	—	—
Investor B	(190,868)	—	—
Investor C	(1,867,896)	—	—
Class R	(614,642)	—	—
Net realized gain:
Institutional	—	—	(40,584,994)
Service	—	—	(16,889)
Investor A	—	—	(49,275,359)
Investor B	—	—	(13,092,429)
Investor C	—	—	(39,331,368)
Class R	—	—	(4,479,952)

Decrease in net assets resulting from dividends and distributions to shareholders	(26,573,055)	—	(146,780,991)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(237,705,609)	10,050,906	(669,363,421)

Net Assets

Total increase (decrease) in net assets	63,415,786	296,124,914	(2,765,830,292)
Beginning of period	3,011,852,609	2,715,727,695	5,481,557,987

End of period	$3,075,268,395	$3,011,852,609	$2,715,727,695

Undistributed net investment income	$7,253,529	$26,955,603	$10,727,229

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	15

Statements of Changes in Net Assets	BlackRock Large Cap Growth Fund

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment loss	$(467,982)	$(1,080,469)	$(3,398,718)
Net realized gain (loss)	62,604,215	(105,146,122)	(85,860,084)
Net change in unrealized appreciation/depreciation	5,417,817	200,927,808	(299,013,413)

Net increase (decrease) in net assets resulting from operations	67,554,050	94,701,217	(388,272,215)

Distributions to Shareholders From

Net investment income:
Institutional	(220,527)	—	(9,290,931)
Service	(22,031)	—	(304,931)
Investor A	(470,573)	—	(8,735,614)
Investor B	—	—	(2,868,466)
Investor C	—	—	(7,764,443)
Class R	—	—	(2,625,201)

Decrease in net assets resulting from distributions to shareholders	(713,131)	—	(31,589,586)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(73,823,817)	(43,601,302)	(221,684,904)

Net Assets

Total increase (decrease) in net assets	(6,982,898)	51,099,915	(641,546,709)
Beginning of period	597,480,769	546,380,854	1,187,927,563

End of period	$590,497,871	$597,480,769	$546,380,854

Undistributed (distributions in excess of) net investment income	$(410,163)	$770,950	$1,851,419

See Notes to Financial Statements.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Statements of Changes in Net Assets	BlackRock Large Cap Value Fund

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$8,104,588	$21,732,894	$18,487,373
Net realized gain (loss)	170,427,617	(881,066,336)	(553,041,090)
Net change in unrealized appreciation/depreciation	25,046,786	1,006,470,116	(1,337,240,997)

Net increase (decrease) in net assets resulting from operations	203,578,991	147,136,674	(1,871,794,714)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(9,770,492)	(11,760,562)	(3,377,730)
Service	(314,621)	(307,792)	(25,415)
Investor A	(8,289,868)	(8,696,288)	(1,057,129)
Investor C	(655,147)	—	—
Class R	(970,126)	(735,635)	—
Net realized gain:
Institutional	—	—	(83,333,124)
Service	—	—	(2,208,784)
Investor A	—	—	(158,770,597)
Investor B	—	—	(16,369,131)
Investor C	—	—	(58,542,094)
Class R	—	—	(14,032,340)

Decrease in net assets resulting from dividends and distributions to shareholders	(20,000,254)	(21,500,277)	(337,716,344)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(280,807,335)	(570,127,364)	(204,217,215)

Net Assets

Total decrease in net assets	(97,228,598)	(444,490,967)	(2,413,728,273)
Beginning of period	2,449,486,897	2,893,977,864	5,307,706,137

End of period	$2,352,258,299	$2,449,486,897	$2,893,977,864

Undistributed net investment income	$6,923,936	$18,819,602	$18,586,985

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	17

Financial Highlights	BlackRock Large Cap Core Fund

	Institutional

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$9.68	$8.62	$14.60	$14.20	$13.20	$11.28	$10.33

Net investment income (loss)[1]	0.04	0.09	0.07	0.04	0.03	0.04	0.02
Net realized and unrealized gain (loss)	1.08	0.97	(5.66)	1.83	2.10	1.97	0.93

Net increase (decrease) from investment operations	1.12	1.06	(5.59)	1.87	2.13	2.01	0.95

Dividends and distributions from:
Net investment income	(0.12)	—	—	—	—	—	—
Net realized gain	—	—	(0.39)	(1.47)	(1.13)	(0.09)	—

Total dividends and distributions	(0.12)	—	(0.39)	(1.47)	(1.13)	(0.09)	—

Net asset value, end of period	$10.68	$9.68	$8.62	$14.60	$14.20	$13.20	$11.28

Total Investment Return[2]

Based on net asset value	11.65%[3]	12.30%[3,4]	(39.25)%	13.55%	16.91%	17.94%	9.20%

Ratios to Average Net Assets[5]

Total expenses	0.91%[6]	0.89%[6]	0.86%	0.87%	0.89%	0.91%	0.93%

Total expenses after fees waived	0.91%[6]	0.89%[6]	0.86%	0.87%	0.89%	0.91%	0.93%

Net investment income	0.84%[6]	1.15%[6]	0.58%	0.24%	0.19%	0.31%	0.17%

Supplemental Data

Net assets, end of period (000)	$1,098,716	$1,073,342	$700,113	$1,532,235	$922,301	$601,378	$415,647

Portfolio turnover of the Fund	—	—	—	0%[7]	0%[7]	—	—

Portfolio turnover of the Portfolio	73%	168%	109%	96%	88%	94%	135%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 12.06%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Service

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008	Period September 24, 2007[1] to October 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$9.47	$8.44	$14.33	$14.02

Net investment income (loss)[2]	0.03	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	1.05	0.96[3]	(5.55)	0.32

Net increase (decrease) from investment operations	1.08	1.03	(5.51)	0.31

Dividends and distributions from:
Net realized income	(0.10)	—	—	—
Net realized gain	—	—	(0.38)	—

Total dividends and distributions	(0.10)	—	(0.38)	—

Net asset value, end of period	$10.45	$9.47	$8.44	$14.33

Total Investment Return[3]

Based on net asset value	11.50%[4]	12.20%[4,5]	(39.39)%	2.21%[4]

Ratios to Average Net Assets[6]

Total expenses	1.08%[7]	1.09%[7]	1.06%	1.14%[7]

Total expenses after fees waived	1.08%[7]	1.09%[7]	1.06%	1.14%[7]

Net investment income (loss)	0.67%[7]	0.95%[7]	0.37%	(0.52)%[7]

Supplemental Data

Net assets, end of period (000)	$396	$395	$372	$640

Portfolio turnover of the Portfolio	73%	168%	109%	96%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.85%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	19

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor A

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$9.46	$8.44	$14.33	$13.97	$13.01	$11.15	$10.23

Net investment income (loss)[1]	0.03	0.07	0.04	0.00 [2]	(0.01)	0.01	(0.01)
Net realized and unrealized gain (loss)	1.05	0.95	(5.54)	1.79	2.08	1.94	0.93

Net increase (decrease) from investment operations	1.08	1.02	(5.50)	1.79	2.07	1.95	0.92

Dividends and distributions from:
Net realized income	(0.10)	—	—	—	—	—	—
Net realized gain	—	—	(0.39)	(1.43)	(1.11)	(0.09)	—

Total dividends and distributions	(0.10)	—	(0.39)	(1.43)	(1.11)	(0.09)	—

Net asset value, end of period	$10.44	$9.46	$8.44	$14.33	$13.97	$13.01	$11.15

Total Investment Return[3]

Based on net asset value	11.48%[4]	12.09%[4,5]	(39.38)%	13.23%	16.61%	17.61%	8.99%

Ratios to Average Net Assets[6]

Total expenses	1.25%[7]	1.32%[7]	1.23%	1.16%	1.14%	1.16%	1.18%

Total expenses after fees waived	1.14%[7]	1.12%[7]	1.11%	1.14%	1.14%	1.16%	1.18%

Net investment income (loss)	0.61%[7]	0.93%[7]	0.32%	(0.03)%	(0.06)%	0.05%	(0.09)%

Supplemental Data

Net assets, end of period (000)	$1,099,446	$1,060,517	$1,023,005	$1,846,007	$1,028,585	$629,682	$392,896

Portfolio turnover of the Fund	—	—	—	0%[8]	0%[8]	—	—

Portfolio turnover of the Portfolio	73%	168%	109%	96%	88%	94%	135%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.73%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor B

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.82	$7.92	$13.57	$13.30	$12.43	$10.74	$9.93

Net investment income (loss)[1]	(0.01)	0.01	(0.05)	(0.10)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	0.99	0.89	(5.23)	1.69	1.99	1.86	0.90

Net increase (decrease) from investment operations	0.98	0.90	(5.28)	1.59	1.88	1.78	0.81

Dividends and distributions from:
Net realized income	(0.02)	—	—	—	—	—	—
Net realized gain	—	—	(0.37)	(1.32)	(1.01)	(0.09)	—

Total dividends and distributions	(0.02)	—	(0.37)	(1.32)	(1.01)	(0.09)	—

Net asset value, end of period	$9.78	$8.82	$7.92	$13.57	$13.30	$12.43	$10.74

Total Investment Return[2]

Based on net asset value	11.07%[3]	11.36%[3,4]	(39.90)%	12.30%	15.72%	16.69%	8.16%

Ratios to Average Net Assets[5]

Total expenses	2.19%[6]	2.25%[6]	2.04%	1.94%	1.91%	1.93%	1.95%

Total expenses after fees waived	1.97%[6]	1.91%[6]	1.88%	1.93%	1.91%	1.93%	1.95%

Net investment income (loss)	(0.22)%[6]	0.18%[6]	(0.45)%	(0.78)%	(0.83)%	(0.66)%	(0.86)%

Supplemental Data

Net assets, end of period (000)	$104,246	$119,910	$180,730	$494,478	$467,145	$446,242	$412,162

Portfolio turnover of the Fund	—	—	—	0%[7]	0%[7]	—	—

Portfolio turnover of the Portfolio	73%	168%	109%	96%	88%	94%	135%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 10.86%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	21

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor C

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.76	$7.88	$13.51	$13.26	$12.43	$10.73	$9.93

Net investment loss[1]	(0.01)	(0.00)[2]	(0.06)	(0.11)	(0.11)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	0.97	0.88	(5.20)	1.71	1.97	1.88	0.89

Net increase (decrease) from investment operations	0.96	0.88	(5.26)	1.60	1.86	1.79	0.80

Dividends and distributions from:
Net realized income	(0.03)	—	—	—	—	—	—
Net realized gain	—	—	(0.37)	(1.35)	(1.03)	(0.09)	—

Total dividends and distributions	(0.03)	—	(0.37)	(1.35)	(1.03)	(0.09)	—

Net asset value, end of period	$9.69	$8.76	$7.88	$13.51	$13.26	$12.43	$10.73

Total Investment Return[3]

Based on net asset value	10.93%[4]	11.17%[4,5]	(39.93)%	12.40%	15.64%	16.80%	8.06%

Ratios to Average Net Assets[6]

Total expenses	2.02%[7]	2.09%[7]	1.97%	1.93%	1.91%	1.94%	1.96%

Total expenses after fees waived	2.02%[7]	2.09%[7]	1.97%	1.93%	1.91%	1.94%	1.96%

Net investment loss	(0.27)%[7]	(0.03)%[7]	(0.54)%	(0.79)%	(0.84)%	(0.73)%	(0.86)%

Supplemental Data

Net assets, end of period (000)	$676,375	$662,591	$714,368	$1,447,336	$1,176,244	$737,063	$430,689

Portfolio turnover of the Fund	—	—	—	0%[8]	0%[8]	—	—

Portfolio turnover of the Portfolio	73%	168%	109%	96%	88%	94%	135%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 10.66%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Class R

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$9.06	$8.11	$13.85	$13.56	$12.68	$10.89	$10.02

Net investment income (loss)[1]	0.01	0.03	(0.01)	(0.05)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.00	0.92	(5.35)	1.75	2.02	1.91	0.90

Net increase (decrease) from investment operations	1.01	0.95	(5.36)	1.70	1.98	1.88	0.87

Dividends and distributions from:
Net realized income	(0.06)	—	—	—	—	—	—
Net realized gain	—	—	(0.38)	(1.41)	(1.10)	(0.09)	—

Total dividends and distributions	(0.06)	—	(0.38)	(1.41)	(1.10)	(0.09)	—

Net asset value, end of period	$10.01	$9.06	$8.11	$13.85	$13.56	$12.68	$10.89

Total Investment Return[2]

Based on net asset value	11.20%[3]	11.71%[3,4]	(39.71)%	12.90%	16.29%	17.39%	8.68%

Ratios to Average Net Assets[5]

Total expenses	1.54%[6]	1.61%[6]	1.54%	1.45%	1.39%	1.42%	1.43%

Total expenses after fees waived	1.54%[6]	1.61%[6]	1.54%	1.45%	1.39%	1.42%	1.43%

Net investment income (loss)	0.21%[6]	0.44%[6]	(0.12)%	(0.33)%	(0.32)%	(0.28)%	(0.32)%

Supplemental Data

Net assets, end of period (000)	$96,090	$95,098	$97,139	$160,861	$108,762	$46,379	$15,160

Portfolio turnover of the Fund	—	—	—	0%[7]	0%[7]	—	—

Portfolio turnover of the Portfolio	73%	168%	109%	96%	88%	94%	135%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.22%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	23

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Institutional

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.92	$7.43	$12.40	$10.63	$9.36	$8.36	$7.97

Net investment income (loss)[1]	0.02	0.02	0.02	(0.02)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	1.11	1.47	(4.67)	1.83	1.29	1.02	0.43

Net increase (decrease) from investment operations	1.13	1.49	(4.65)	1.81	1.27	1.00	0.39

Dividends and distributions from:
Net realized income	(0.03)	—	—	—	—	—	—
Net realized gain	—	—	(0.32)	(0.04)	—	—	—

Total dividends and distributions	(0.03)	—	(0.32)	(0.04)	—	—	—

Net asset value, end of period	$10.02	$8.92	$7.43	$12.40	$10.63	$9.36	$8.36

Total Investment Return[2]

Based on net asset value	12.65%[3]	20.05%[3,4]	(38.41)%	17.07%	13.57%	11.96%	4.89%

Ratios to Average Net Assets[5]

Total expenses	1.01%[6]	1.07%[6]	0.96%	0.95%	1.04%	1.08%	1.13%

Net investment income (loss)	0.35%[6]	0.35%[6]	0.21%	(0.16)%	(0.22)%	(0.20)%	(0.45)%

Supplemental Data

Net assets, end of period (000)	$74,673	$87,078	$118,873	$368,001	$215,697	$128,667	$79,869

Portfolio turnover of the Portfolio	97%	242%	144%	87%	117%	132%	165%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.79%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Service

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009			Period October 2, 2006[1] to October 31, 2006

			Year Ended October 31,

			2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.87	$7.39	$12.37	$10.62	$10.18

Net investment income (loss)[2]	0.01	0.01	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	1.10	1.47	(4.65)	1.84	0.45

Net increase (decrease) from investment operations	1.11	1.48	(4.66)	1.79	0.44

Dividends and distributions from:
Net realized income	(0.02)	—	—	—	—
Net realized gain	—	—	(0.32)	(0.04)	—

Total dividends and distributions	(0.02)	—	(0.32)	(0.04)	—

Net asset value, end of period	$9.96	$8.87	$7.39	$12.37	$10.62

Total Investment Return[3]

Based on net asset value	12.50%[4]	20.03%[4,5]	(38.59)%	16.89%	4.32%[4]

Ratios to Average Net Assets[6]

Total expenses	1.20%[7]	1.22%[7]	1.14%	1.20%	1.36%[7]

Net investment income (loss)	0.16%[7]	0.16%[7]	(0.07)%	(0.42)%	(1.14)%[7]

Supplemental Data

Net assets, end of period (000)	$12,397	$11,392	$10,218	$11,134	$5,014

Portfolio turnover of the Portfolio	97%	242%	144%	87%	117%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.62%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	25

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor A

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.68	$7.24	$12.15	$10.44	$9.22	$8.26	$7.89

Net investment income (loss)[1]	0.00 [2]	(0.00)[3]	(0.02)	(0.05)	(0.06)	(0.04)	(0.06)
Net realized and unrealized gain (loss)	1.09	1.44	(4.57)	1.80	1.28	1.00	0.43

Net increase (decrease) from investment operations	1.09	1.44	(4.59)	1.75	1.22	0.96	0.37

Dividends and distributions from:
Net realized income	(0.02)	—	—	—	—	—	—
Net realized gain	—	—	(0.32)	(0.04)	—	—	—

Net realized gain	(0.02)	—	(0.32)	(0.04)	—	—	—

Net asset value, end of period	$9.75	$8.68	$7.24	$12.15	$10.44	$9.22	$8.26

Total Investment Return[4]

Based on net asset value	12.52%[5]	19.89%[5,6]	(38.72)%	16.80%	13.23%	11.62%	4.69%

Ratios to Average Net Assets[7]

Total expenses	1.29%[8]	1.39%[8]	1.31%	1.27%	1.29%	1.33%	1.38%

Net investment loss	0.08%[8]	(0.02)%[8]	(0.21)%	(0.46)%	(0.48)%	(0.46)%	(0.69)%

Supplemental Data

Net assets, end of period (000)	$276,693	$267,606	$179,528	$327,501	$218,017	$112,887	$64,539

Portfolio turnover of the Portfolio	97%	242%	144%	87%	117%	132%	165%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.47%.

[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[8]	Annualized.

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor B

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.03	$6.75	$11.43	$9.91	$8.82	$7.96	$7.66

Net investment loss[1]	(0.03)	(0.05)	(0.09)	(0.13)	(0.12)	(0.10)	(0.12)
Net realized and unrealized gain (loss)	1.00	1.33	(4.27)	1.69	1.21	0.96	0.42

Net increase (decrease) from investment operations	0.97	1.28	(4.36)	1.56	1.09	0.86	0.30

Distributions from net realized gain	—	—	(0.32)	(0.04)	—	—	—

Net asset value, end of period	$9.00	$8.03	$6.75	$11.43	$9.91	$8.82	$7.96

Total Investment Return[2]

Based on net asset value	12.08%[3]	18.96%[3,4]	(39.15)%	15.78%	12.36%	10.80%	3.92%

Ratios to Average Net Assets[5]

Total expenses	2.15%[6]	2.17%[6]	2.05%	2.08%	2.07%	2.11%	2.16%

Net investment loss	(0.78)%[6]	(0.75)%[6]	(0.93)%	(1.26)%	(1.25)%	(1.15)%	(1.48)%

Supplemental Data

Net assets, end of period (000)	$20,940	$26,959	$39,608	$105,513	$107,113	$95,593	$93,382

Portfolio turnover of the Portfolio	97%	242%	144%	87%	117%	132%	165%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 18.66%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	27

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor C

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.03	$6.75	$11.42	$9.90	$8.81	$7.95	$7.65

Net investment loss[1]	(0.03)	(0.05)	(0.09)	(0.13)	(0.12)	(0.10)	(0.12)
Net realized and unrealized gain (loss)	0.99	1.33	(4.26)	1.69	1.21	0.96	0.42

Net increase (decrease) from investment operations	0.96	1.28	(4.35)	1.56	1.09	0.86	0.30

Distributions from net realized gain	—	—	(0.32)	(0.04)	—	—	—

Net asset value, end of period	$8.99	$8.03	$6.75	$11.42	$9.90	$8.81	$7.95

Total Investment Return[2]

Based on net asset value	11.96%[3]	18.96%[3,4]	(39.10)%	15.79%	12.37%	10.82%	3.92%

Ratios to Average Net Assets[5]

Total expenses	2.12%[6]	2.20%[6]	2.05%	2.04%	2.06%	2.11%	2.16%

Net investment loss	(0.76)%[6]	(0.81)%[6]	(0.95)%	(1.24)%	(1.25)%	(1.19)%	(1.48)%

Supplemental Data

Net assets, end of period (000)	$142,918	$142,215	$143,081	$280,142	$185,337	$125,150	$94,969

Portfolio turnover of the Portfolio	97%	242%	144%	87%	117%	132%	165%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 18.52%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Class R

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.36	$7.00	$11.79	$10.17	$9.00	$8.08	$7.74

Net investment loss[1]	(0.01)	(0.02)	(0.05)	(0.09)	(0.07)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	1.04	1.38	(4.42)	1.75	1.24	0.99	0.40

Net increase (decrease) from investment operations	1.03	1.36	(4.47)	1.66	1.17	0.92	0.34

Distributions from net realized gain	—	—	(0.32)	(0.04)	—	—	—

Net asset value, end of period	$9.39	$8.36	$7.00	$11.79	$10.17	$9.00	$8.08

Total Investment Return[2]

Based on net asset value	12.32%[3]	19.43%[3,4]	(38.88)%	16.36%	13.00%	11.39%	4.39%

Ratios to Average Net Assets[5]

Total expenses	1.65%[6]	1.76%[6]	1.64%	1.58%	1.54%	1.58%	1.61%

Net investment loss	(0.28)%[6]	(0.37)%[6]	(0.53)%	(0.79)%	(0.73)%	(0.75)%	(0.95)%

Supplemental Data

Net assets, end of period (000)	$62,878	$62,231	$55,073	$95,637	$53,356	$26,566	$11,304

Portfolio turnover of the Portfolio	97%	242%	144%	87%	117%	132%	165%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.15%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	29

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Institutional

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$13.16	$12.29	$20.95	$18.96	$17.12	$14.71	$12.89

Net investment income[1]	0.07	0.14	0.14	0.12	0.06	0.06	0.07
Net realized and unrealized gain (loss)	1.13	0.90	(7.42)	2.19	2.93	3.01	1.75

Net increase (decrease) from investment operations	1.20	1.04	(7.28)	2.31	2.99	3.07	1.82

Dividends and distributions from:
Net investment income	(0.16)	(0.17)	(0.05)	(0.02)	—	—	—
Net realized gain	—	—	(1.33)	(0.30)	(1.15)	(0.66)	—

Total dividends and distributions	(0.16)	(0.17)	(1.38)	(0.32)	(1.15)	(0.66)	—

Net asset value, end of period	$14.20	$13.16	$12.29	$20.95	$18.96	$17.12	$14.71

Total Investment Return[2]

Based on net asset value	9.19%[3]	8.60%[3,4]	(37.01)%	12.35%	18.06%	21.49%	14.12%

Ratios to Average Net Assets[5]

Total expenses	1.03%[6]	1.05%[6]	0.93%	0.88%	0.94%	0.98%	1.01%

Net investment income	1.01%[6]	1.35%[6]	0.81%	0.59%	0.32%	0.35%	0.49%

Supplemental Data

Net assets, end of period (000)	$828,635	$869,863	$867,750	$1,327,046	$990,081	$446,172	$194,625

Portfolio turnover of the Portfolio	64%	151%	108%	72%	71%	95%	128%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestments of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 8.18%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Service

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009			Period October 2, 2006[1] to October 31, 2006
			Year Ended October 31,

			2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$13.13	$12.26	$20.89	$18.95	$18.62

Net investment income (loss)[2]	0.06	0.12	0.10	0.06	(0.01)
Net realized and unrealized gain (loss)	1.13	0.89	(7.38)	2.19	0.65

Net increase (decrease) from investment operations	1.19	1.01	(7.28)	2.25	0.64

Dividends and distributions from:
Net investment income	(0.14)	(0.14)	(0.02)	(0.01)	—
Net realized gain	—	—	(1.33)	(0.30)	(0.31)

Total dividends and distributions	(0.14)	(0.14)	(1.35)	(0.31)	(0.31)

Net asset value, end of period	$14.18	$13.13	$12.26	$20.89	$18.95

Total Investment Return[3]

Based on net asset value	9.14%[4]	8.37%[4,5]	(37.10)%	12.01%	3.49%[4]

Ratios to Average Net Assets[6]

Total expenses	1.18%[7]	1.22%[7]	1.12%	1.18%	1.35%[7]

Net investment income (loss)	0.87%[7]	1.16%[7]	0.62%	0.29%	(1.14)%[7]

Supplemental Data

Net assets, end of period (000)	$33,179	$29,033	$24,717	$33,790	$24,828

Portfolio turnover of the Portfolio	64%	151%	108%	72%	71%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestments of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.96%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	31

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor A

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.92	$12.03	$20.54	$18.64	$16.86	$14.53	$12.77

Net investment income[1]	0.05	0.11	0.09	0.06	0.01	0.02	0.03
Net realized and unrealized gain (loss)	1.12	0.87	(7.26)	2.16	2.89	2.97	1.73

Net increase (decrease) from investment operations	1.17	0.98	(7.17)	2.22	2.90	2.99	1.76

Dividends and distributions from:
Net investment income	(0.12)	(0.09)	(0.01)	(0.02)	—	—	—
Net realized gain	—	—	(1.33)	(0.30)	(1.12)	(0.66)	—

Total dividends and distributions	(0.12)	(0.09)	(1.34)	(0.32)	(1.12)	(0.66)	—

Net asset value, end of period	$13.97	$12.92	$12.03	$20.54	$18.64	$16.86	$14.53

Total Investment Return[2]

Based on net asset value	9.06%[3]	8.22%[3,4]	(37.17)%	12.04%	17.78%	21.20%	13.78%

Ratios to Average Net Assets[5]

Total expenses	1.25%[6]	1.40%[6]	1.22%	1.17%	1.19%	1.23%	1.26%

Net investment income	0.79%[6]	1.04%[6]	0.52%	0.28%	0.05%	0.10%	0.21%

Supplemental Data

Net assets, end of period (000)	$942,608	$967,445	$1,295,100	$2,499,604	$1,652,442	$371,216	$161,867

Portfolio turnover of the Portfolio	64%	151%	108%	72%	71%	95%	128%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.80%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor B

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.18	$11.34	$19.41	$17.76	$16.12	$14.02	$12.41

Net investment income (loss)[1]	(0.01)	0.03	(0.04)	(0.09)	(0.11)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	1.05	0.81	(6.85)	2.04	2.74	2.85	1.68

Net increase (decrease) from investment operations	1.04	0.84	(6.89)	1.95	2.63	2.76	1.61

Distributions from net realized gain	—	—	(1.18)	(0.30)	(0.99)	(0.66)	—

Net asset value, end of period	$13.22	$12.18	$11.34	$19.41	$17.76	$16.12	$14.02

Total Investment Return[2]

Based on net asset value	8.54%[3]	7.41%[3,4]	(37.62)%	11.11%	16.81%	20.29%	12.97%

Ratios to Average Net Assets[5]

Total expenses	2.19%[6]	2.21%[6]	1.99%	1.98%	1.96%	2.00%	2.02%

Net investment income (loss)	(0.15)%[6]	0.28%[6]	(0.24)%	(0.47)%	(0.67)%	(0.60)%	(0.53)%

Supplemental Data

Net assets, end of period (000)	$52,659	$63,930	$108,660	$277,113	$309,795	$261,345	$222,055

Portfolio turnover of the Portfolio	64%	151%	108%	72%	71%	95%	128%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestments of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 6.97%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	33

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor C

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.13	$11.29	$19.37	$17.72	$16.11	$14.01	$12.41

Net investment income (loss)[1]	(0.01)	0.02	(0.04)	(0.09)	(0.12)	(0.10)	(0.07)
Net realized and unrealized gain (loss)	1.04	0.82	(6.83)	2.04	2.76	2.86	1.67

Net increase (decrease) from investment operations	1.03	0.84	(6.87)	1.95	2.64	2.76	1.60

Dividends and distributions from:
Net investment income	(0.02)	—	—	—	—	—	—
Net realized gain	—	—	(1.21)	(0.30)	(1.03)	(0.66)	—

Total dividends and distributions	(0.02)	—	(1.21)	(0.30)	(1.03)	(0.66)	—

Net asset value, end of period	$13.14	$12.13	$11.29	$19.37	$17.72	$16.11	$14.01

Total Investment Return[2]

Based on net asset value	8.52%[3]	7.44%[3,4]	(37.66)%	11.14%	16.89%	20.31%	12.89%

Ratios to Average Net Assets[5]

Total expenses	2.13%[6]	2.19%[6]	2.00%	1.97%	1.96%	2.00%	2.03%

Net investment income (loss)	(0.09)%[6]	0.24%[6]	(0.26)%	(0.50)%	(0.69)%	(0.65)%	(0.54)%

Supplemental Data

Net assets, end of period (000)	$356,419	$379,388	$456,180	$959,039	$754,266	$409,937	$219,806

Portfolio turnover of the Portfolio	64%	151%	108%	72%	71%	95%	128%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestments of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.00%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights (concluded)	BlackRock Large Cap Value Fund

	Class R

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.48	$11.63	$19.92	$18.13	$16.46	$14.23	$12.54

Net investment income (loss)[1]	0.03	0.07	0.03	(0.01)	(0.03)	(0.03)	(0.00)[2]
Net realized and unrealized gain (loss)	1.07	0.84	(7.02)	2.11	2.80	2.92	1.69

Net increase (decrease) from investment operations	1.10	0.91	(6.99)	2.10	2.77	2.89	1.69

Dividends and distributions from:
Net investment income	(0.09)	(0.06)	—	(0.01)	—	—	—
Net realized gain	—	—	(1.30)	(0.30)	(1.10)	(0.66)	—

Total dividends and distributions	(0.09)	(0.06)	(1.30)	(0.31)	(1.10)	(0.66)	—

Net asset value, end of period	$13.49	$12.48	$11.63	$19.92	$18.13	$16.46	$14.23

Total Investment Return[3]

Based on net asset value	8.84%[4]	7.88%[4,5]	(37.35)%	11.71%	17.41%	20.93%	13.48%

Ratios to Average Net Assets[6]

Total expenses	1.60%[7]	1.68%[7]	1.55%	1.50%	1.45%	1.48%	1.53%

Net investment income (loss)	0.45%[7]	0.72%[7]	0.19%	(0.06)%	(0.19)%	(0.19)%	(0.03)%

Supplemental Data

Net assets, end of period (000)	$138,757	$139,827	$141,571	$211,115	$119,085	$45,894	$11,362

Portfolio turnover of the Portfolio	64%	151%	108%	72%	71%	95%	128%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns include the reinvestments of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.45%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	35

Notes to Financial Statements (Unaudited)	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund (each a “Fund” and collectively the “Funds”), constitute BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund seeks to achieve its investment objective by investing all, or a portion of, its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios”), respectively, constituting Master Large Cap Series LLC (the “Master LLC”), each of which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. As of March 31, 2010, the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, were 77%, 79% and 92%, respectively. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds offer multiple classes of shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement or other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available for purchase through exchanges, dividend reinvestment or the purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

Valuation: Each Fund records its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, each Fund’s investment in the respective Portfolio was classified as Level 2. More relevant disclosure regarding fair value measurements relating to the Portfolios, which is disclosed in the Portfolios’ Schedules of Investments included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Portfolios are accounted for on the dates the transactions are entered into (the trade dates). Each Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax return remains open for each of the three years ended October 31, 2008 and the period ended September 30, 2009. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to each Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of each Fund, has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of each Fund’s net assets. The Funds do not pay an advisory fee or investment management fee.

With respect to BlackRock Large Cap Core Fund, the Administrator contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of average daily net assets allocated to certain classes of the Fund as follows: 1.14% (for Investor A Shares) and 1.97% (for Investor B Shares). These amounts are shown as transfer agent fees waived or reimbursed in the Statements of Operations. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement until February 1, 2011 unless approved by the Board of Directors (the “Board”), including a majority of the non-interested Directors.

The Corporation, on behalf of each Fund, has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee

Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A

BlackRock Large Cap Core Fund	$24,487
BlackRock Large Cap Growth Fund	$10,460
BlackRock Large Cap Value Fund	$15,608

For the six months ended March 31, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares:

	Investor B	Investor C

BlackRock Large Cap Core Fund	$77,814	$21,567
BlackRock Large Cap Growth Fund	$16,652	$2,881
BlackRock Large Cap Value Fund	$39,909	$12,946

Furthermore, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

Investor A

BlackRock Large Cap Core Fund	$236
BlackRock Large Cap Growth Fund	$215
BlackRock Large Cap Value Fund	$546

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended March 31, 2010, in return for these services which are included in transfer agent in the Statement of Operations:

BlackRock Large Cap Core Fund	$81,448
BlackRock Large Cap Growth Fund	$14,107
BlackRock Large Cap Value Fund	$77,562

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	37

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2010, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.

	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Institutional	$11,982	$211	$1,867
Service	$12	$70	$367
Investor A	$57,636	$1,306	$8,848
Investor B	$9,780	$224	$919
Investor C	$9,858	$696	$2,191
Class R	$690	$153	$383

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. Each Fund reimburses the Administrator for compensation paid to the Funds’ Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of September 30, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

2010	$26,458,063	$43,580	—
2011	2,999,774	—	—
2016	423,595,759	71,355,323	$464,452,445
2017	703,142,916	108,285,961	783,574,227

Total	$1,156,196,512	$179,684,864	$1,248,026,672

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2010		Period November 1, 2008 to September 30, 2009		Year Ended October 31, 2008

BlackRock Large Cap Core Fund	Shares	Amount	Shares	Amount	Shares	Amount

Institutional

Shares sold	5,581,246	$56,214,861	43,838,825	$396,894,309	18,307,143	$213,274,693
Shares issued resulting from reorganization	—	—	9,664,610	75,542,880	—	—
Shares issued to shareholders in reinvestment of dividends and distributions	995,657	10,056,127	—	—	2,274,133	30,541,847

Total issued	6,576,903	66,270,988	53,503,435	472,437,189	20,581,276	243,816,540
Shares redeemed	(14,559,226)	(147,957,252)	(23,884,724)	(198,928,273)	(44,290,807)	(536,280,456)

Net increase (decrease)	(7,982,323)	$(81,686,264)	29,618,711	$273,508,916	(23,709,531)	$(292,463,916)

Service

Shares sold	—	—	1,434	$12,041	1,706	$20,740
Shares issued to shareholders in reinvestment of dividends and distributions	68	$670	—	—	207	2,724

Total issued	68	670	1,434	12,041	1,913	23,464
Shares redeemed	(3,823)	(37,841)	(3,851)	(33,636)	(2,490)	(29,767)

Net decrease	(3,755)	$(37,171)	(2,417)	$(21,595)	(577)	$(6,303)

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

	Six Months Ended March 31, 2010		Period November 1, 2008 to September 30, 2009		Year Ended October 31, 2008

BlackRock Large Cap Core Fund (concluded)	Shares	Amount	Shares	Amount	Shares	Amount

Investor A

Shares sold and automatic conversion of shares	6,683,993	$65,910,906	19,460,075	$156,006,893	25,121,752	$287,778,279
Shares issued resulting from reorganization	—	—	398,482	3,049,251	—	—
Shares issued to shareholders in reinvestment of dividends and distributions	1,021,936	10,096,707	—	—	3,501,677	46,152,207

Total issued	7,705,929	76,007,613	19,858,557	159,056,144	28,623,429	333,930,486
Shares redeemed	(14,516,911)	(142,737,412)	(29,001,793)	(232,580,039)	(36,162,977)	(410,373,242)

Net decrease	(6,810,982)	$(66,729,799)	(9,143,236)	$(73,523,895)	(7,539,548)	$(76,442,756)

Investor B

Shares sold	282,349	$2,609,232	1,330,571	$9,828,180	1,944,126	$21,374,807
Shares issued to shareholders in reinvestment of dividends and distributions	18,880	175,014	—	—	965,784	12,033,720

Total issued	301,229	2,784,246	1,330,571	9,828,180	2,909,910	33,408,527
Shares redeemed and automatic conversion of shares	(3,233,924)	(29,821,910)	(10,542,617)	(78,386,183)	(16,534,915)	(175,371,510)

Net decrease	(2,932,695)	$(27,037,664)	(9,212,046)	$(68,558,003)	(13,625,005)	$(141,962,983)

Investor C

Shares sold	4,555,290	$41,662,737	12,253,383	$91,559,769	18,173,395	$198,511,648
Shares issued to shareholders in reinvestment of dividends and distributions	184,903	1,699,248	—	—	2,978,085	36,928,497

Total issued	4,740,193	43,361,985	12,253,383	91,559,769	21,151,480	235,440,145
Shares redeemed	(10,630,088)	(97,104,045)	(27,245,486)	(201,291,278)	(37,605,977)	(400,427,690)

Net decrease	(5,889,895)	$(53,742,060)	(14,992,103)	$(109,731,509)	(16,454,497)	$(164,987,545)

Class R

Shares sold	1,362,983	$12,942,712	3,485,022	$26,708,974	5,011,848	$56,841,792
Shares issued to shareholders in reinvestment of dividends and distributions	64,795	614,263	—	—	351,544	4,475,160

Total issued	1,427,778	13,556,975	3,485,022	26,708,974	5,363,392	61,316,952
Shares redeemed	(2,331,757)	(22,029,626)	(4,955,971)	(38,331,982)	(5,004,446)	(54,816,870)

Net increase (decrease)	(903,979)	$(8,472,651)	(1,470,949)	$(11,623,008)	358,946	$6,500,082

BlackRock Large Cap Growth Fund

Institutional

Shares sold	698,583	$6,603,487	3,200,408	$23,028,793	7,511,633	$73,321,006
Shares issued to shareholders in reinvestment of dividends and distributions	14,930	140,651	—	—	712,440	8,123,721

Total issued	713,513	6,744,138	3,200,408	23,028,793	8,224,073	81,444,727
Shares redeemed	(3,024,173)	(27,844,699)	(9,449,134)	(66,001,834)	(21,883,831)	(232,545,666)

Net decrease	(2,310,660)	$(21,100,561)	(6,248,726)	$(42,973,041)	(13,659,758)	$(151,100,939)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	39

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

	Six Months Ended March 31, 2010		Period November 1, 2008 to September 30, 2009		Year Ended October 31, 2008

BlackRock Large Cap Growth Fund (concluded)	Shares	Amount	Shares	Amount	Shares	Amount

Service

Shares sold	140,088	$1,305,228	739,068	$5,283,078	800,038	$8,201,394
Shares issued to shareholders in reinvestment of dividends and distributions	2,316	21,700	—	—	25,764	292,397

Total issued	142,404	1,326,928	739,068	5,283,078	825,802	8,493,791
Shares redeemed	(182,693)	(1,640,728)	(837,138)	(6,169,884)	(343,432)	(3,339,036)

Net increase (decrease)	(40,289)	$(313,800)	(98,070)	$(886,806)	482,370	$5,154,755

Investor A

Shares sold and automatic conversion of shares	3,615,967	$33,374,995	15,330,815	$108,752,602	11,239,300	$111,809,291
Shares issued to shareholders in reinvestment of dividends and distributions	49,226	451,398	—	—	738,365	8,229,629

Total issued	3,665,193	33,826,393	15,330,815	108,752,602	11,977,665	120,038,920
Shares redeemed	(6,116,629)	(55,477,462)	(9,279,289)	(66,682,725)	(14,146,657)	(138,339,235)

Net increase (decrease)	(2,451,436)	$(21,651,069)	6,051,526	$42,069,877	(2,168,992)	$(18,300,315)

Investor B

Shares sold	81,822	$689,503	553,780	$3,562,794	1,001,693	$9,563,976
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	—	—	249,325	2,610,264

Total issued	81,822	689,503	553,780	3,562,794	1,251,018	12,174,240
Shares redeemed and automatic conversion of shares	(1,110,914)	(9,350,424)	(3,063,760)	(19,937,014)	(4,616,366)	(41,341,832)

Net decrease	(1,029,092)	$(8,660,921)	(2,509,980)	$(16,374,220)	(3,365,348)	$(29,167,592)

Investor C

Shares sold	1,226,353	$10,320,854	4,024,125	$26,137,785	5,629,306	$52,751,745
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	—	—	698,980	7,309,379

Total issued	1,226,353	10,320,854	4,024,125	26,137,785	6,328,286	60,061,124
Shares redeemed	(3,053,557)	(25,798,790)	(7,506,579)	(49,077,741)	(9,646,626)	(87,478,848)

Net decrease	(1,827,204)	$(15,477,936)	(3,482,454)	$(22,939,956)	(3,318,340)	$(27,417,724)

Class R

Shares sold	1,129,939	$9,932,208	3,385,315	$23,673,982	3,819,354	$36,987,224
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	—	—	242,342	2,618,770

Total issued	1,129,939	9,932,208	3,385,315	23,673,982	4,061,696	39,605,994
Shares redeemed	(1,876,806)	(16,551,738)	(3,807,630)	(26,171,138)	(4,306,198)	(40,459,087)

Net decrease	(746,867)	$(6,619,530)	(422,315)	$(2,497,156)	(244,502)	$(853,093)

40	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

	Six Months Ended March 31, 2010		Period November 1, 2008 to September 30, 2009		Year Ended October 31, 2008

BlackRock Large Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount

Institutional

Shares sold	7,556,007	$102,422,977	32,615,703	$371,335,366	36,894,137	$614,681,902
Shares issued to shareholders in reinvestment of dividends and distributions	623,361	8,446,535	832,481	9,823,482	4,133,919	77,302,827

Total issued	8,179,368	110,869,512	33,448,184	381,158,848	41,028,056	691,984,729
Shares redeemed	(15,905,073)	(215,383,844)	(37,939,377)	(425,168,526)	(33,791,812)	(566,502,267)

Net increase (decrease)	(7,725,705)	$(104,514,332)	(4,491,193)	$(44,009,678)	7,236,244	$125,482,462

Service

Shares sold	339,026	$4,577,865	869,931	$10,024,519	706,019	$11,959,010
Shares issued to shareholders in reinvestment of dividends and distributions	22,284	301,721	25,134	296,329	112,372	2,099,110

Total issued	361,310	4,879,586	895,065	10,320,848	818,391	14,058,120
Shares redeemed	(231,381)	(3,083,985)	(700,419)	(7,985,278)	(420,028)	(6,793,559)

Net increase	129,929	$1,795,601	194,646	$2,335,570	398,363	$7,264,561

Investor A

Shares sold and automatic conversion of shares	6,395,615	$85,308,892	22,786,796	$253,248,797	48,856,474	$810,946,846
Shares issued to shareholders in reinvestment of dividends and distributions	585,808	7,814,678	697,851	8,109,178	8,148,668	149,528,060

Total issued	6,981,423	93,123,570	23,484,647	261,357,975	57,005,142	960,474,906
Shares redeemed	(14,368,477)	(191,254,786)	(56,253,555)	(638,708,323)	(71,052,529)	(1,126,150,477)

Net decrease	(7,387,054)	$(98,131,216)	(32,768,908)	$(377,350,348)	(14,047,387)	$(165,675,571)

Investor B

Shares sold	165,847	$2,091,492	719,124	$7,481,609	1,092,265	$17,474,705
Shares issued to shareholders in reinvestment of distributions	—	—	—	—	854,376	14,866,308

Total issued	165,847	2,091,492	719,124	7,481,609	1,946,641	32,341,013
Shares redeemed and automatic conversion of shares	(1,430,902)	(18,043,889)	(5,053,679)	(52,822,330)	(6,636,951)	(100,755,559)

Net decrease	(1,265,055)	$(15,952,397)	(4,334,555)	$(45,340,721)	(4,690,310)	$(68,414,546)

Investor C

Shares sold	1,983,118	$24,345,592	5,645,722	$59,078,869	8,488,185	$132,881,032
Shares issued to shareholders in reinvestment of distributions	7,747	604,065	—	—	3,171,063	54,954,834

Total issued	1,990,865	24,949,657	5,645,722	59,078,869	11,659,248	187,835,866
Shares redeemed	(6,154,791)	(77,044,686)	(14,777,083)	(154,061,182)	(20,768,438)	(319,453,157)

Net decrease	(4,163,926)	$(52,095,029)	(9,131,361)	$(94,982,313)	(9,109,190)	$(131,617,291)

Class R

Shares sold	1,582,114	$20,396,308	4,471,624	$48,009,946	5,771,456	$92,978,324
Shares issued to shareholders in reinvestment of dividends and distributions	75,054	968,199	65,284	734,458	788,255	14,015,179

Total issued	1,657,168	21,364,507	4,536,908	48,744,404	6,559,711	106,993,503
Shares redeemed	(2,575,917)	(33,274,469)	(5,511,545)	(59,524,278)	(4,981,736)	(78,250,333)

Net increase (decrease)	(918,749)	$(11,909,962)	(974,637)	$(10,779,874)	1,577,975	$28,743,170

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	41

Portfolio Information as of March 31, 2010	Master Large Cap Series LLC

Ten Largest Holdings

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Microsoft Corp.	3%
International Business Machines Corp.	2
Exxon Mobil Corp.	2
ConocoPhillips	2
Amgen, Inc.	2
Verizon Communications, Inc.	1
Freeport-McMoRan Copper & Gold, Inc., Class B	1
Target Corp.	1
UnitedHealth Group, Inc.	1
WellPoint, Inc.	1

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Microsoft Corp.	5%
International Business Machines Corp.	4
Philip Morris International, Inc.	3
Amgen, Inc.	2
Colgate-Palmolive Co.	2
Target Corp.	2
Apple, Inc.	2
Medco Health Solutions, Inc.	1
Automatic Data Processing, Inc.	1
Freeport-McMoRan Copper & Gold, Inc., Class B	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Verizon Communications, Inc.	3%
The Goldman Sachs Group, Inc.	2
ConocoPhillips	2
Exxon Mobil Corp.	2
UnitedHealth Group, Inc.	2
WellPoint, Inc.	2
The Travelers Cos., Inc.	1
XTO Energy, Inc.	1
Marathon Oil Corp.	1
General Electric Co.	1

Sector Allocation

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Health Care	19%
Information Technology	15
Consumer Discretionary	13
Energy	13
Materials	11
Industrials	10
Consumer Staples	8
Financials	5
Utilities	4
Telecommunication Services	2

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Information Technology	26%
Health Care	23
Industrials	12
Consumer Staples	11
Consumer Discretionary	10
Materials	9
Energy	6
Utilities	3

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Energy	17%
Financials	16
Health Care	15
Industrials	13
Materials	12
Utilities	7
Information Technology	7
Consumer Staples	6
Consumer Discretionary	4
Telecommunication Services	3

For Portfolio compliance purposes, sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

42	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 12.8%
Household Durables — 0.3%
Garmin Ltd. (a)	300,000	$11,544,000

Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. — Interactive (b)	2,760,000	42,255,600

Multiline Retail — 4.6%
Big Lots, Inc. (b)	760,000	27,679,200
JCPenney Co., Inc. (a)	1,300,000	41,821,000
Macy’s, Inc.	2,130,000	46,370,100
Nordstrom, Inc.	300,000	12,255,000
Target Corp.	1,030,000	54,178,000

		182,303,300

Specialty Retail — 6.8%
Advance Auto Parts, Inc.	780,000	32,697,600
AutoNation, Inc. (a)(b)	990,000	17,899,200
Dick’s Sporting Goods, Inc. (b)	30,000	783,300
The Gap, Inc.	1,990,000	45,988,900
Limited Brands, Inc.	1,670,000	41,115,400
PetSmart, Inc.	1,320,000	42,187,200
Ross Stores, Inc.	840,000	44,914,800
TJX Cos., Inc. (a)	1,100,000	46,772,000

		272,358,400

Total Consumer Discretionary		508,461,300

Consumer Staples — 7.6%
Beverages — 0.2%
The Coca-Cola Co.	120,000	6,600,000

Food & Staples Retailing — 0.4%
Safeway, Inc.	470,000	11,684,200
Wal-Mart Stores, Inc.	90,000	5,004,000

		16,688,200

Food Products — 3.1%
ConAgra Foods, Inc.	850,000	21,309,500
General Mills, Inc.	290,000	20,529,100
The Hershey Co.	920,000	39,385,200
Sara Lee Corp.	3,150,000	43,879,500

		125,103,300

Household Products — 0.7%
The Procter & Gamble Co.	420,000	26,573,400

Personal Products — 1.1%
The Estée Lauder Cos., Inc., Class A	680,000	44,111,600

Tobacco — 2.1%
Lorillard, Inc.	590,000	44,391,600
Reynolds American, Inc. (a)	760,000	41,024,800

		85,416,400

Total Consumer Staples		304,492,900

Energy — 12.7%
Energy Equipment & Services — 5.6%
FMC Technologies, Inc. (a)(b)	680,000	43,948,400
Nabors Industries Ltd. (a)(b)	1,660,000	32,585,800
National Oilwell Varco, Inc.	1,110,000	45,043,800
Oceaneering International, Inc. (b)	390,000	24,761,100
Rowan Cos., Inc. (b)	1,450,000	42,209,500
Tidewater, Inc.	730,000	34,507,100

		223,055,700

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp.	250,000	$18,957,500
ConocoPhillips	1,280,000	65,497,600
Exxon Mobil Corp.	1,120,000	75,017,600
Marathon Oil Corp.	1,500,000	47,460,000
Williams Cos., Inc.	1,960,000	45,276,000
XTO Energy, Inc.	650,000	30,667,000

		282,875,700

Total Energy		505,931,400

Financials — 5.6%
Commercial Banks — 0.4%
Wells Fargo & Co.	510,000	15,871,200

Consumer Finance — 1.0%
Capital One Financial Corp.	960,000	39,753,600

Diversified Financial Services — 1.0%
Bank of America Corp.	1,200,000	21,420,000
JPMorgan Chase & Co.	410,000	18,347,500

		39,767,500

Insurance — 3.2%
Assurant, Inc.	470,000	16,158,600
HCC Insurance Holdings, Inc.	560,000	15,456,000
Torchmark Corp.	120,000	6,421,200
The Travelers Cos., Inc.	850,000	45,849,000
UnumProvident Corp. (a)	1,740,000	43,099,800

		126,984,600

Total Financials		222,376,900

Health Care — 19.7%
Biotechnology — 1.5%
Amgen, Inc. (b)	1,020,000	60,955,200

Health Care Equipment & Supplies — 1.5%
Hospira, Inc. (b)	810,000	45,886,500
Kinetic Concepts, Inc. (b)	250,000	11,952,500

		57,839,000

Health Care Providers & Services — 14.0%
Aetna, Inc.	1,300,000	45,643,000
AmerisourceBergen Corp.	1,560,000	45,115,200
Cardinal Health, Inc.	1,290,000	46,478,700
Community Health Systems, Inc. (b)	870,000	32,129,100
Coventry Health Care, Inc. (b)	840,000	20,764,800
Health Management Associates, Inc., Class A (b)	3,150,000	27,090,000
Humana, Inc. (b)	910,000	42,560,700
Lincare Holdings, Inc. (b)	920,000	41,289,600
McKesson Corp.	700,000	46,004,000
Medco Health Solutions, Inc. (b)	800,000	51,648,000
Omnicare, Inc. (a)	350,000	9,901,500
Quest Diagnostics, Inc.	720,000	41,968,800
UnitedHealth Group, Inc.	1,650,000	53,905,500
WellPoint, Inc. (b)	820,000	52,791,600

		557,290,500

Pharmaceuticals — 2.7%
Endo Pharmaceuticals Holdings, Inc. (b)	580,000	13,740,200
Forest Laboratories, Inc. (b)	1,400,000	43,904,000
Johnson & Johnson	350,000	22,820,000
Perrigo Co. (a)	300,000	17,616,000
Pfizer, Inc.	640,000	10,976,000

		109,056,200

Total Health Care		785,140,900

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	43

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 9.7%
Aerospace & Defense — 3.5%
L-3 Communications Holdings, Inc.	470,000	$43,066,100
Northrop Grumman Corp.	760,000	49,833,200
Raytheon Co.	830,000	47,409,600

		140,308,900

Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	810,000	17,293,500

Construction & Engineering — 1.4%
Fluor Corp.	910,000	42,324,100
KBR, Inc.	550,000	12,188,000

		54,512,100

Electrical Equipment — 0.5%
General Cable Corp. (b)	740,000	19,980,000

Industrial Conglomerates — 0.7%
General Electric Co.	1,490,000	27,118,000

Machinery — 2.9%
Eaton Corp.	610,000	46,219,700
Parker Hannifin Corp.	670,000	43,375,800
SPX Corp.	340,000	22,548,800
Toro Co. (a)	120,000	5,900,400

		118,044,700

Road & Rail — 0.3%
Ryder System, Inc.	270,000	10,465,200

Total Industrials		387,722,400

Information Technology — 15.7%
Communications Equipment — 0.3%
Cisco Systems, Inc. (b)	500,000	13,015,000

Computers & Peripherals — 3.2%
Apple, Inc. (b)	140,000	32,890,200
Hewlett-Packard Co.	100,000	5,315,000
Lexmark International, Inc., Class A (b)	910,000	32,832,800
Seagate Technology Holdings (a)	800,000	14,608,000
Western Digital Corp. (b)	1,040,000	40,549,600

		126,195,600

IT Services — 6.5%
Cognizant Technology Solutions Corp. (b)	240,000	12,235,200
Computer Sciences Corp. (b)	790,000	43,047,100
Fiserv, Inc. (b)	840,000	42,638,400
Global Payments, Inc. (a)	680,000	30,974,000
Hewitt Associates, Inc., Class A (b)	930,000	36,995,400
International Business Machines Corp.	720,000	92,340,000

		258,230,100

Internet Software & Services — 1.2%
Google, Inc., Class A (b)	10,000	5,670,100
VeriSign, Inc. (a)(b)	1,620,000	42,136,200

		47,806,300

Software — 4.5%
CA, Inc.	1,830,000	42,950,100
Microsoft Corp.	4,000,000	117,080,000
Sybase, Inc. (a)(b)	440,000	20,512,800

		180,542,900

Total Information Technology		625,789,900

Common Stocks	Shares	Value

Materials — 10.7%
Chemicals — 4.8%
Ashland, Inc.	610,000	$32,189,700
Celanese Corp., Series A	910,000	28,983,500
Eastman Chemical Co.	640,000	40,755,200
Huntsman Corp.	2,210,000	26,630,500
Lubrizol Corp.	460,000	42,191,200
Nalco Holding Co.	770,000	18,734,100

		189,484,200

Containers & Packaging — 1.4%
Crown Holdings, Inc. (b)	1,350,000	36,396,000
Temple-Inland, Inc.	1,010,000	20,634,300

		57,030,300

Metals & Mining — 2.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	660,000	55,136,400
Reliance Steel & Aluminum Co.	380,000	18,707,400
Walter Industries, Inc.	460,000	42,444,200

		116,288,000

Paper & Forest Products — 1.6%
International Paper Co.	1,750,000	43,067,500
MeadWestvaco Corp.	840,000	21,462,000

		64,529,500

Total Materials		427,332,000

Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.7%
AT&T Inc.	530,000	13,695,200
Verizon Communications, Inc.	1,780,000	55,215,600

Total Telecommunication Services		68,910,800

Utilities — 4.3%
Electric Utilities — 0.4%
Edison International	200,000	6,834,000
Pinnacle West Capital Corp.	200,000	7,546,000

		14,380,000

Independent Power Producers & Energy Traders — 2.6%
The AES Corp. (b)	3,390,000	37,290,000
Constellation Energy Group, Inc.	720,000	25,279,200
Mirant Corp. (b)	810,000	8,796,600
NRG Energy, Inc. (a)(b)	1,640,000	34,276,000

		105,641,800

Multi-Utilities — 1.3%
DTE Energy Co.	730,000	32,558,000
NiSource, Inc.	1,220,000	19,276,000

		51,834,000

Total Utilities		171,855,800

Total Long-Term Investments (Cost — $3,346,878,913) — 100.5%		4,008,014,300

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$284,433	284,432,850

Total Short-Term Securities (Cost — $284,432,850) — 7.1%		284,432,850

Total Investments (Cost — $3,631,311,763*) — 107.6%		4,292,447,150
Liabilities in Excess of Other Assets — (7.6)%		(302,485,961)

Net Assets — 100.0%		$3,989,961,189

See Notes to Financial Statements.

44	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,778,522,746

Gross unrealized appreciation	$548,760,618
Gross unrealized depreciation	(34,836,214)

Net unrealized appreciation	$513,924,404

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(31,839,442)	$648
BlackRock Liquidity Series, LLC, Money Market Series	$154,911,200	$194,448

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	$4,008,014,300	—	—	$4,008,014,300
Short-Term Securities	—	$284,432,850	—	284,432,850

Total	$4,008,014,300	$284,432,850	—	$4,292,447,150

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	45

Schedule of Investments March 31, 2010 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 10.0%
Multiline Retail — 3.9%
Big Lots, Inc. (a)	219,000	$7,975,980
Dollar Tree, Inc. (a)	144,000	8,527,680
Target Corp.	241,000	12,676,600

		29,180,260

Specialty Retail — 6.1%
Dick’s Sporting Goods, Inc. (a)	297,000	7,754,670
The Gap, Inc.	239,000	5,523,290
Limited Brands, Inc.	336,000	8,272,320
PetSmart, Inc.	181,000	5,784,760
Ross Stores, Inc.	163,000	8,715,610
TJX Cos., Inc. (b)	230,000	9,779,600

		45,830,250

Total Consumer Discretionary		75,010,510

Consumer Staples — 11.1%
Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc.	28,000	1,556,800
Walgreen Co.	93,000	3,449,370

		5,006,170

Food Products — 3.5%
General Mills, Inc.	123,000	8,707,170
H.J. Heinz Co.	24,000	1,094,640
The Hershey Co.	186,000	7,962,660
Hormel Foods Corp.	29,000	1,218,290
Sara Lee Corp.	561,000	7,814,730

		26,797,490

Household Products — 1.8%
Colgate-Palmolive Co.	151,000	12,874,260
The Procter & Gamble Co.	11,000	695,970

		13,570,230

Personal Products — 1.2%
The Estée Lauder Cos., Inc., Class A	138,000	8,952,060

Tobacco — 3.9%
Lorillard, Inc.	118,000	8,878,320
Philip Morris International, Inc.	396,000	20,655,360

		29,533,680

Total Consumer Staples		83,859,630

Energy — 6.2%
Energy Equipment & Services — 5.1%
Atwood Oceanics, Inc. (a)	217,000	7,514,710
FMC Technologies, Inc. (a)	139,000	8,983,570
Oceaneering International, Inc. (a)	121,000	7,682,290
Rowan Cos., Inc. (a)	265,000	7,714,150
Tidewater, Inc.	130,000	6,145,100

		38,039,820

Oil, Gas & Consumable Fuels — 1.1%
Peabody Energy Corp.	181,000	8,271,700

Total Energy		46,311,520

Financials — 0.3%
Insurance — 0.3%
Endurance Specialty Holdings Ltd.	61,000	2,266,150

Total Financials		2,266,150

Common Stocks	Shares	Value

Health Care — 22.6%
Biotechnology — 2.1%
Amgen, Inc. (a)	260,000	$15,537,600

Health Care Equipment & Supplies — 2.3%
Hospira, Inc. (a)	162,000	9,177,300
Kinetic Concepts, Inc. (a)	151,000	7,219,310
Teleflex, Inc.	13,000	832,910

		17,229,520

Health Care Providers & Services — 15.2%
Aetna, Inc.	225,000	7,899,750
AmerisourceBergen Corp.	297,000	8,589,240
Community Health Systems, Inc. (a)	208,000	7,681,440
Coventry Health Care, Inc. (a)	287,000	7,094,640
Health Management Associates, Inc., Class A (a)	898,000	7,722,800
Humana, Inc. (a)	167,000	7,810,590
Laboratory Corp. of America Holdings (a)	105,000	7,949,550
Lincare Holdings, Inc. (a)	186,000	8,347,680
McKesson Corp.	141,000	9,266,520
Medco Health Solutions, Inc. (a)	179,000	11,556,240
Omnicare, Inc.	190,000	5,375,100
Quest Diagnostics, Inc.	148,000	8,626,920
Tenet Healthcare Corp. (a)	254,000	1,452,880
UnitedHealth Group, Inc.	210,000	6,860,700
WellPoint, Inc. (a)	127,000	8,176,260

		114,410,310

Pharmaceuticals — 3.0%
Endo Pharmaceuticals Holdings, Inc. (a)(b)	172,000	4,074,680
Forest Laboratories, Inc. (a)	234,000	7,338,240
Johnson & Johnson	47,000	3,064,400
Perrigo Co.	142,000	8,338,240

		22,815,560

Total Health Care		169,992,990

Industrials — 12.2%
Aerospace & Defense — 2.8%
General Dynamics Corp.	43,000	3,319,600
Northrop Grumman Corp.	125,000	8,196,250
Raytheon Co.	173,000	9,881,760

		21,397,610

Commercial Services & Supplies — 2.1%
Cintas Corp.	268,000	7,528,120
R.R. Donnelley & Sons Co.	371,000	7,920,850

		15,448,970

Construction & Engineering — 2.2%
Fluor Corp.	183,000	8,511,330
URS Corp. (a)	157,000	7,788,770

		16,300,100

Electrical Equipment — 2.0%
Hubbell, Inc., Class B	147,000	7,413,210
Thomas & Betts Corp. (a)	192,000	7,534,080

		14,947,290

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc. (b)	206,000	7,848,600

Machinery — 2.1%
Crane Co.	39,000	1,384,500
Harsco Corp.	220,000	7,026,800
Toro Co. (b)	158,000	7,768,860

		16,180,160

Total Industrials		92,122,730

See Notes to Financial Statements.

46	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Information Technology — 25.8%
Communications Equipment — 0.6%
Cisco Systems, Inc. (a)	181,000	$4,711,430

Computers & Peripherals — 4.5%
Apple, Inc. (a)	51,000	11,981,430
Dell, Inc. (a)	421,000	6,319,210
Seagate Technology Holdings (b)	396,000	7,230,960
Western Digital Corp. (a)	209,000	8,148,910

		33,680,510

Electronic Equipment, Instruments & Components — 1.0%
Tech Data Corp. (a)	169,000	7,081,100

IT Services — 11.3%
Amdocs Ltd. (a)	252,000	7,587,720
Automatic Data Processing, Inc.	233,000	10,361,510
DST Systems, Inc.	136,000	5,637,200
Fiserv, Inc. (a)	167,000	8,476,920
Global Payments, Inc. (b)	180,000	8,199,000
Hewitt Associates, Inc., Class A (a)	193,000	7,677,540
International Business Machines Corp.	226,000	28,984,500
NeuStar, Inc., Class A (a)	317,000	7,988,400

		84,912,790

Internet Software & Services — 1.4%
Google, Inc., Class A (a)	4,000	2,268,040
VeriSign, Inc. (a)(b)	315,000	8,193,150

		10,461,190

Software — 7.0%
CA, Inc.	350,000	8,214,500
Microsoft Corp.	1,258,000	36,821,660
Sybase, Inc. (a)(b)	167,000	7,785,540

		52,821,700

Total Information Technology		193,668,720

Materials — 8.5%
Chemicals — 4.9%
Ashland, Inc.	148,000	7,809,960
Celanese Corp., Series A	148,000	4,713,800
Lubrizol Corp.	89,000	8,163,080
Nalco Holding Co.	334,000	8,126,220
RPM International, Inc.	382,000	8,151,880

		36,964,940

Containers & Packaging — 1.1%
Crown Holdings, Inc. (a)	300,000	8,088,000

Metals & Mining — 2.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	122,000	10,191,880
Walter Industries, Inc. (b)	92,000	8,488,840

		18,680,720

Total Materials		63,733,660

Common Stocks	Shares	Value

Utilities — 2.6%
Electric Utilities — 0.4%
NV Energy, Inc.	252,000	$3,107,160

Independent Power Producers & Energy Traders — 1.1%
Constellation Energy Group, Inc.	231,000	8,110,410

Multi-Utilities — 1.1%
Integrys Energy Group, Inc. (b)	172,000	8,149,360

Total Utilities		19,366,930

Total Long-Term Investments (Cost — $631,523,964) — 99.3%		746,332,840

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$49,514	49,514,400

Total Short-Term Securities (Cost — $49,514,400) — 6.6%		49,514,400

Total Investments (Cost — $681,038,364*) — 105.9%		795,847,240
Liabilities in Excess of Other Assets — (5.9)%		(44,124,502)

Net Assets — 100.0%		$751,722,738

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$697,638,462

Gross unrealized appreciation	$100,441,805
Gross unrealized depreciation	(2,233,027)

Net unrealized appreciation	$98,208,778

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Fund, TempFund, Institutional Class	—	$148
BlackRock Liquidity Series, LLC, Money Market Series	$34,065,900	$19,996

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

•

For Portfolio compliance purposes,the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	47

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	$746,332,840	—	—	$746,332,840
Short-Term Securities	—	$49,514,400	—	$49,514,400

Total	$746,332,840	$49,514,400	—	$795,847,240

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

48	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 4.5%
Internet & Catalog Retail — 0.1%
Liberty Media Holding Corp. — Interactive (a)	160,000	$2,449,600

Multiline Retail — 2.2%
Big Lots, Inc. (a)	740,000	26,950,800
Macy’s, Inc.	1,380,000	30,042,600

		56,993,400

Specialty Retail — 2.2%
AutoNation, Inc. (a)(b)	580,000	10,486,400
The Gap, Inc. (b)	320,000	7,395,200
Limited Brands, Inc. (b)	1,120,000	27,574,400
Signet Jewelers Ltd.	340,000	10,995,600

		56,451,600

Total Consumer Discretionary		115,894,600

Consumer Staples — 5.8%
Food Products — 3.7%
ConAgra Foods, Inc.	1,160,000	29,081,200
Del Monte Foods Co.	1,940,000	28,324,000
General Mills, Inc.	90,000	6,371,100
The Hershey Co.	30,000	1,284,300
Sara Lee Corp.	2,080,000	28,974,400

		94,035,000

Tobacco — 2.1%
Lorillard, Inc.	350,000	26,334,000
Reynolds American, Inc. (b)	530,000	28,609,400

		54,943,400

Total Consumer Staples		148,978,400

Energy — 17.1%
Energy Equipment & Services — 6.1%
Atwood Oceanics, Inc. (a)(b)	700,000	24,241,000
National Oilwell Varco, Inc.	780,000	31,652,400
Oil States International, Inc. (a)	580,000	26,297,200
Rowan Cos., Inc. (a)	960,000	27,945,600
SEACOR Holdings, Inc. (a)	230,000	18,551,800
Tidewater, Inc.	570,000	26,943,900

		155,631,900

Oil, Gas & Consumable Fuels — 11.0%
Chevron Corp.	330,000	25,023,900
ConocoPhillips	1,200,000	61,404,000
Exxon Mobil Corp.	860,000	57,602,800
Marathon Oil Corp.	1,130,000	35,753,200
Overseas Shipholding Group, Inc. (b)	220,000	8,630,600
Southern Union Co.	1,000,000	25,370,000
Williams Cos., Inc.	1,400,000	32,340,000
XTO Energy, Inc.	800,000	37,744,000

		283,868,500

Total Energy		439,500,400

Common Stocks	Shares	Value

Financials — 15.7%
Capital Markets — 2.4%
The Goldman Sachs Group, Inc.	360,000	$61,426,800

Commercial Banks — 0.4%
Wells Fargo & Co.	320,000	9,958,400

Consumer Finance — 1.8%
AmeriCredit Corp. (a)(b)	600,000	14,256,000
Capital One Financial Corp.	770,000	31,885,700

		46,141,700

Diversified Financial Services — 2.0%
Bank of America Corp.	1,560,000	27,846,000
JPMorgan Chase & Co.	530,000	23,717,500

		51,563,500

Insurance — 9.1%
Allied World Assurance Holdings Ltd.	300,000	13,455,000
American Financial Group, Inc.	1,010,000	28,734,500
Assurant, Inc.	840,000	28,879,200
Endurance Specialty Holdings Ltd.	510,000	18,946,500
Everest Re Group Ltd.	180,000	14,567,400
HCC Insurance Holdings, Inc.	930,000	25,668,000
Lincoln National Corp.	90,000	2,763,000
Loews Corp.	600,000	22,368,000
RenaissanceRe Holdings Ltd.	280,000	15,892,800
The Travelers Cos., Inc.	700,000	37,758,000
Unitrin, Inc.	120,000	3,366,000
UnumProvident Corp.	900,000	22,293,000

		234,691,400

Total Financials		403,781,800

Health Care — 15.1%
Biotechnology — 0.9%
Amgen, Inc. (a)	410,000	24,501,600

Health Care Equipment & Supplies — 1.1%
Kinetic Concepts, Inc. (a)(b)	570,000	27,251,700

Health Care Providers & Services — 10.4%
AmerisourceBergen Corp.	940,000	27,184,800
Cardinal Health, Inc.	920,000	33,147,600
Community Health Systems, Inc. (a)	700,000	25,851,000
Coventry Health Care, Inc. (a)	1,090,000	26,944,800
Humana, Inc. (a)	600,000	28,062,000
Lincare Holdings, Inc. (a)	320,000	14,361,600
McKesson Corp.	450,000	29,574,000
UnitedHealth Group, Inc.	1,330,000	43,451,100
WellPoint, Inc. (a)	620,000	39,915,600

		268,492,500

Pharmaceuticals — 2.7%
Endo Pharmaceuticals Holdings, Inc. (a)	1,130,000	26,769,700
Forest Laboratories, Inc. (a)	990,000	31,046,400
Pfizer, Inc.	670,000	11,490,500

		69,306,600

Total Health Care		389,552,400

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	49

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 12.7%
Aerospace & Defense — 3.4%
L-3 Communications Holdings, Inc.	330,000	$30,237,900
Northrop Grumman Corp. (b)	510,000	33,440,700
Raytheon Co.	440,000	25,132,800

		88,811,400

Commercial Services & Supplies — 1.1%
R.R. Donnelley & Sons Co.	1,340,000	28,609,000

Construction & Engineering — 0.1%
URS Corp. (a)	70,000	3,472,700

Electrical Equipment — 0.9%
Hubbell, Inc., Class B	100,000	5,043,000
Thomas & Betts Corp. (a)	440,000	17,265,600

		22,308,600

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	290,000	11,049,000
General Electric Co.	1,930,000	35,126,000

		46,175,000

Machinery — 4.6%
Eaton Corp.	440,000	33,338,800
Harsco Corp.	140,000	4,471,600
Parker Hannifin Corp.	460,000	29,780,400
SPX Corp.	380,000	25,201,600
Timken Co.	830,000	24,908,300

		117,700,700

Road & Rail — 0.8%
Ryder System, Inc.	510,000	19,767,600

Total Industrials		326,845,000

Information Technology — 6.5%
Computers & Peripherals — 2.1%
Lexmark International, Inc., Class A (a)	790,000	28,503,200
Western Digital Corp. (a)	630,000	24,563,700

		53,066,900

Electronic Equipment, Instruments & Components — 1.0%
Tech Data Corp. (a)	620,000	25,978,000

IT Services — 2.4%
Amdocs Ltd. (a)	850,000	25,593,500
Computer Sciences Corp. (a)	550,000	29,969,500
DST Systems, Inc. (b)	180,000	7,461,000

		63,024,000

Software — 1.0%
CA, Inc.	1,100,000	25,817,000

Total Information Technology		167,885,900

Materials — 12.0%
Chemicals — 7.4%
Ashland, Inc.	540,000	28,495,800
Cabot Corp.	560,000	17,024,000
Cytec Industries, Inc.	440,000	20,565,600
Eastman Chemical Co.	430,000	27,382,400
Huntsman Corp.	2,170,000	26,148,500
Lubrizol Corp.	300,000	27,516,000
PPG Industries, Inc.	460,000	30,084,000
RPM International, Inc.	610,000	13,017,400

		190,233,700

Common Stocks	Shares	Value

Materials (concluded)
Containers & Packaging — 1.0%
Bemis Co.	560,000	$16,083,200
Sealed Air Corp.	400,000	8,432,000

		24,515,200

Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	410,000	34,251,400

Paper & Forest Products — 2.3%
International Paper Co.	1,220,000	30,024,200
MeadWestvaco Corp.	1,160,000	29,638,000

		59,662,200

Total Materials		308,662,500

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 3.3%
AT&T Inc.	710,000	18,346,400
Verizon Communications, Inc. (b)	2,100,000	65,142,000

		83,488,400

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	250,000	8,462,500

Total Telecommunication Services		91,950,900

Utilities — 7.1%
Electric Utilities — 0.8%
Edison International	600,000	20,502,000

Gas Utilities — 1.4%
Atmos Energy Corp.	450,000	12,856,500
Oneok, Inc.	60,000	2,739,000
UGI Corp.	730,000	19,374,200

		34,969,700

Independent Power Producers & Energy Traders — 2.7%
Constellation Energy Group, Inc.	740,000	25,981,400
Mirant Corp. (a)	1,710,000	18,570,600
NRG Energy, Inc. (a)(b)	1,130,000	23,617,000

		68,169,000

Multi-Utilities — 2.2%
DTE Energy Co. (b)	660,000	29,436,000
NiSource, Inc. (b)	1,790,000	28,282,000

		57,718,000

Total Utilities		181,358,700

Total Long-Term Investments (Cost — $2,150,573,906) — 100.1%		2,574,410,600

See Notes to Financial Statements.

50	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$204,527	$204,526,650

Total Short-Term Securities (Cost — $204,526,650) — 8.0%		204,526,650

Total Investments (Cost — $2,355,100,556*) — 108.1%		2,778,937,250
Liabilities in Excess of Other Assets — (8.1)%		(208,240,531)

Net Assets — 100.0%		$2,570,696,719

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,557,598,217

Gross unrealized appreciation	$249,601,644
Gross unrealized depreciation	(28,262,611)

Net unrealized appreciation	$221,339,033

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	$608
BlackRock Liquidity Series, LLC, Money Market Series	$148,788,500	$44,920

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes,the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	$2,574,410,600	—	—	$2,574,410,600
Short-Term Securities	—	$204,526,650	—	204,526,650

Total	$2,574,410,600	$204,526,650	—	$2,778,937,250

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	51

Statements of Assets and Liabilities	Master Large Cap Series LLC

March 31, 2010 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Assets

Investments at value — unaffiliated[1,2]	$4,008,014,300	$746,332,840	$2,574,410,600
Investments at value — affiliated[3]	284,432,850	49,514,400	204,526,650
Investments sold receivable	42,121,687	15,338,833	28,385,493
Dividends receivable	4,512,725	683,005	3,855,951
Contributions receivable from investors	3,730,128	5,092,526	374,354
Securities lending income receivable — affiliated	97,120	10,767	19,804
Prepaid expenses	77,788	17,280	77,439
Other assets	36,617	4,043	28,551

Total assets	4,343,023,215	816,993,694	2,811,678,842

Liabilities

Collateral at value — securities loaned	284,432,850	49,514,400	204,526,650
Bank overdraft	7,408,729	2,885,848	6,901,772
Withdrawals payable to investors	30,961,664	—	6,424,373
Investments purchased payable	28,573,729	12,514,441	21,928,858
Investment advisory fees payable	1,565,992	313,481	1,091,233
Other affiliates payable	18,420	3,426	11,799
Directors’ fees payable	206	120	440
Other accrued expenses payable	99,764	39,102	96,265
Other liabilities	672	138	733

Total liabilities	353,062,026	65,270,956	240,982,123

Net Assets	$3,989,961,189	$751,722,738	$2,570,696,719

Net Assets Consist of

Investors’ capital	$3,328,825,802	$636,913,862	$2,146,860,025
Net unrealized appreciation/depreciation	661,135,387	114,808,876	423,836,694

Net Assets	$3,989,961,189	$751,722,738	$2,570,696,719

[1] Investments at cost — unaffiliated	$3,346,878,913	$631,523,964	$2,150,573,906

[2] Securities loaned at value	$274,877,149	$48,156,803	$196,493,785

[3] Investments at cost — affiliated	$284,432,850	$49,514,400	$204,526,650

See Notes to Financial Statements.

52	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Statements of Operations	Master Large Cap Series LLC

Six Months Ended March 31, 2010 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Investment Income

Dividends	$33,956,931	$4,910,773	$26,123,390
Securities lending — affiliated	194,448	19,996	44,920
Income — affiliated	648	148	608
Interest	216,115	41,481	69

Total income	34,368,142	4,972,398	26,168,987

Expenses

Investment advisory	9,096,377	1,818,452	6,408,141
Accounting services	309,016	142,848	268,506
Custodian	109,964	32,124	80,907
Professional	38,364	28,170	37,013
Directors	35,692	8,854	31,960
Printing	4,056	838	2,227
Miscellaneous	38,519	10,218	31,654

Total expenses	9,631,988	2,041,504	6,860,408
Less fees waived by advisor	(576)	(58)	(147)

Total expenses after fees waived	9,631,412	2,041,446	6,860,261

Net investment income	24,736,730	2,930,952	19,308,726

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	294,755,230	78,127,695	185,523,055
Payment by affiliate	2,319,220	68,976	—

	297,074,450	78,196,671	185,523,055

Net change in unrealized appreciation/depreciation on investments	120,603,879	7,166,417	27,149,982

Total realized and unrealized gain (loss)	417,678,329	85,363,088	212,673,037

Net Increase (Decrease) in Net Assets Resulting from Operations	$442,415,059	$88,294,040	$231,981,763

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	53

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Core Portfolio			Master Large Cap Growth Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$24,736,730	$45,398,506	$41,118,548	$2,930,952	$4,690,392	$5,455,044
Net realized gain (loss)	297,074,450	(778,429,718)	(521,502,159)	78,196,671	(130,730,353)	(114,597,872)
Net change in unrealized appreciation/depreciation	120,603,879	1,174,704,782	(1,536,726,590)	7,166,417	248,627,811	(333,142,941)

Net increase (decrease) in net assets resulting from operations	442,415,059	441,673,570	(2,017,110,201)	88,294,040	122,587,850	(442,285,769)

Capital Transactions

Proceeds from contributions	211,327,919	1,506,405,011	986,366,566	82,746,983	215,325,909	469,632,427
Value of withdrawals	(610,104,107)	(845,271,038)	(1,775,472,579)	(153,205,961)	(269,988,785)	(595,379,184)

Net increase (decrease) in net assets derived from capital transactions	(398,776,188)	661,133,973	(789,106,013)	(70,458,978)	(54,662,876)	(125,746,757)

Net Assets

Total increase (decrease) in net assets	43,638,871	1,102,807,543	(2,806,216,214)	17,835,062	67,924,974	(568,032,526)
Beginning of period	3,946,322,318	2,843,514,775	5,649,730,989	733,887,676	665,962,702	1,233,995,228

End of period	$3,989,961,189	$3,946,322,318	$2,843,514,775	$751,722,738	$733,887,676	$665,962,702

Master Large Cap Series LLC

	Master Large Cap Value Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$19,308,726	$44,699,454	$56,250,234
Net realized gain (loss)	185,523,055	(907,436,935)	(586,455,313)
Net change in unrealized appreciation/depreciation	27,149,982	1,046,928,266	(1,366,434,994)

Net increase (decrease) in net assets resulting from operations	231,981,763	184,190,785	(1,896,640,073)

Capital Transactions

Proceeds from contributions	282,572,624	812,993,042	1,889,127,025
Value of withdrawals	(589,715,779)	(1,414,441,343)	(2,321,525,876)

Net decrease in net assets derived from capital transactions	(307,143,155)	(601,448,301)	(432,398,851)

Net Assets

Total decrease in net assets	(75,161,392)	(417,257,516)	(2,329,038,924)
Beginning of period	2,645,858,111	3,063,115,627	5,392,154,551

End of period	$2,570,696,719	$2,645,858,111	$3,063,115,627

See Notes to Financial Statements.

54	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005	2004

Total Investment Return

Total investment return	11.86%[1]	12.63%[1,2]	(38.84)%	13.94%	17.32%	18.35%	9.61%

Ratios to Average Net Assets

Total expenses	0.49%[3]	0.50%[3]	0.50%	0.49%	0.49%	0.51%	0.52%

Total expenses after fees waived	0.49%[3]	0.50%[3]	0.50%	0.49%	0.49%	0.51%	0.52%

Net investment income	1.26%[3]	1.56%[3]	0.93%	0.63%	0.58%	0.72%	0.57%

Supplemental Data

Net assets, end of period (000)	$3,989,961	$3,946,423	$2,843,515	$5,649,731	$3,876,639	$2,666,699	$1,831,300

Portfolio turnover	73%	168%	109%	96%	88%	94%	136%

	Master Large Cap Growth Portfolio

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005	2004

Total Investment Return

Total investment return	12.88%[1]	20.49%[1,4]	(37.96)%	17.47%	14.05%	12.47%	5.42%

Ratios to Average Net Assets

Total expenses	0.56%[3]	0.57%[3]	0.56%	0.56%	0.56%	0.57%	0.59%

Total expenses after fees waived	0.56%[3]	0.57%[3]	0.56%	0.56%	0.56%	0.57%	0.59%

Net investment income	0.81%[3]	0.81%[3]	0.54%	0.25%	0.26%	0.33%	0.09%

Supplemental Data

Net assets, end of period (000)	$751,723	$733,888	$665,963	$1,233,995	$785,377	$489,398	$344,400

Portfolio turnover	97%	242%	144%	87%	117%	132%	165%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

[4]	Includes proceeds from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 20.23%.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	55

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005	2004

Total Investment Return

Total investment return	9.43%[1]	9.03%[1,2]	(36.54)%	12.72%	18.48%	21.93%	14.57%

Ratios to Average Net Assets

Total expenses	0.54%[3]	0.54%[3]	0.51%	0.51%	0.53%	0.55%	0.56%

Total expenses after fees waived	0.54%[3]	0.54%[3]	0.51%	0.51%	0.53%	0.55%	0.56%

Net investment income	1.51%[3]	1.88%[3]	1.22%	0.95%	0.73%	0.80%	0.93%

Supplemental Data

Net assets, end of period (000)	$2,570,697	$2,645,858	$3,063,116	$5,392,155	$3,927,926	$1,535,988	$810,489

Portfolio turnover	64%	151%	108%	72%	71%	95%	128%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 8.61%.

[3]	Annualized.

See Notes to Financial Statements.

56	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Notes to Financial Statements (Unaudited)	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the “Portfolios”) constitute the Master Large Cap Series LLC (collectively, the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

On January 30, 2009, Master Large Cap Core Portfolio received an in-kind contribution of portfolio securities from an affiliated investor valued at $771,174,100.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation: The Portfolios’ policy is to fair value their financial instruments at market value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

The Portfolios value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Portfolios may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that a Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios have determined the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of each Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: Each Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that each Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	57

Notes to Financial Statements (continued)	Master Large Cap Series LLC

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on each Portfolio’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Each Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolios for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of each Portfolio has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio. For such services, each Portfolio pays the Manager a monthly fee at the following annual rates of each Portfolio’s average daily net assets:

Master Large Cap Core Portfolio

Portion of Average Daily Value of Net Assets:	Rate

Not exceeding $1 billion	0.50%
In excess of $1 billion but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

Master Large Cap Growth Portfolio

Portion of Average Daily Value of Net Assets:	Rate

Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Master Large Cap Value Portfolio

Portion of Average Daily Value of Net Assets:	Rate

Not exceeding $3 billion	0.50%
In excess of $3 billion	0.45%

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. These amounts are included in fees waived by advisor in the Statements of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Portfolio to the Manager.

For the six months ended March 31, 2010, each Portfolio reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Accounting Services

Master Large Cap Core Portfolio	$35,618
Master Large Cap Growth Portfolio	$6,940
Master Large Cap Value Portfolio	$23,539

The Master LLC has received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown on the Statements of Assets and Liabilities as securities loaned and collateral at value — securities loaned, respectively. The cash collateral invested by BIM is disclosed in each Portfolio’s Schedule of Investments. The share of income earned by the Portfolios on such investments is shown as securities lending — affiliated in the Statements of Operations. For the six months ended March 31, 2010, BIM received $69,947 in securities lending agent fees related to securities lending activities for the Portfolios.

58	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

The Manager reimbursed Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio $2,319,220 and $68,976, respectively, for net losses associated with certain investment transactions.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2010 were as follows:

	Purchases	Sales

Master Large Cap Core Portfolio	$2,826,147,213	$3,184,084,965
Master Large Cap Growth Portfolio	$700,633,766	$775,583,699
Master Large Cap Value Portfolio	$1,625,391,062	$1,916,744,216

4. Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2010.

5. Concentration, Market and Credit Risk:

Master Large Cap Growth Portfolio invests a significant portion of its assets in securities in the health care and information technology sectors. Changes in economic conditions affecting the health care and information technology sectors would have a greater impact on Master Large Cap Growth Portfolio and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may default. The Portfolios manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolios’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master LLC.

6. Reorganization:

Master Large Cap Core Portfolio

On November 14, 2008, an investor of the Portfolio acquired all of the assets and certain stated liabilities of PNC Growth & Income Fund (the “PNC Fund”), a series of PNC Funds, Inc. The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the shareholders of the PNC Fund on October 31, 2008. As a result of the reorganization, which included $59,817,678 of net unrealized depreciation, the Portfolio received an in-kind contribution of portfolio securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	59

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Anne Ackerley, President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

60	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

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Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

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Each Fund/Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Fund’s/Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

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Availability of Proxy Voting Record

Information about how the Funds/Portfolios voted proxies relating to securities held in the Funds’/Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	61

Additional Information (concluded)

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Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

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If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

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We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

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BlackRock Focus Value Fund
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BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	63

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#CAPSERIES-3/10

BlackRock Large Cap Series Funds, Inc.

SEMI-ANNUAL REPORT MARCH 31, 2010 | (UNAUDITED)

BlackRock Large Cap Core Retirement Portfolio

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Retirement Portfolio

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early 2009. In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and concerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed taxable sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental backdrop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of March 31, 2010	6-month	12-month

US equities (S&P 500 Index)	11.75%	49.77%

Small cap US equities (Russell 2000 Index)	13.07	62.76

International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.97	55.64

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2010	BlackRock Large Cap Core Retirement Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

BlackRock Large Cap Core Retirement Portfolio (the “Fund”), through its investment in Master Large Cap Core Portfolio (the “Portfolio”), generated strong returns for the six-month period ended March 31, 2010, but underperformed its benchmark, the Russell 1000 Index.

What factors influenced performance?

•

Health care was the largest contributor to performance during the reporting period, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. Although it is too early to assess the long-term impact of the legislation, the near-term impact on operating results should be minimal. Underlying fundamentals continue to improve, valuations are attractive and we believe that broader participation will be a net positive for our holdings. Fund returns were also aided by positive results in the materials sector, where specialty chemicals outperformed on renewed industrial demand, volume increases and pricing power. The consumer staples sector, particularly food products, benefited performance as well.

•	The largest individual contributors to performance were Walter Industries, Inc., Limited Brands, Inc., Lincare Holdings, Inc., The Estée Lauder Cos., Inc. and Mylan, Inc.

•

In contrast, the information technology (IT) sector detracted for the period as software and IT services holdings underperformed. Nevertheless, we remain comfortable with the stable and recurring cash flow characteristics of our holdings within these industries, especially as compared to semiconductors and communications equipment, where we believe expectations are high for the sustainability of recent trends. Stock selection within industrials also drove underperformance. While our preference for lower-beta aerospace and defense holdings over higher cyclical areas of the sector hindered results, we believe the more cyclical areas are priced for a more robust 2011 economic forecast than we expect. The utilities sector was another source of underperformance, as falling natural gas and rising thermal coal prices hurt the performance of independent power producers. Still, these stocks traded near record-low valuations on replacement cost and with leverage to a cyclical rebound in the de-regulated power markets. Falling natural gas prices had a negative effect on our energy holdings as well, particularly equipment and service names.

•	The largest individual detractors from performance were The AES Corp., NRG Energy, Inc., General Cable Corp., Tesoro Corp. and Microsoft Corp.

Describe recent portfolio activity.

•

During the six months ended March 31, 2010, we increased exposure to the IT, consumer discretionary and materials sectors. The largest purchases within the Portfolio included Microsoft Corp., International Business Machines Corp., ConocoPhillips, Freeport-McMoRan Copper & Gold, Inc., Class B and Target Corp.

•	We reduced exposure to energy and industrials. The largest sales included Philip Morris International, Inc., Johnson & Johnson, Schering-Plough Corp., Anadarko Petroleum Corp. and Amazon.com, Inc.

Describe portfolio positioning at period end.

•

At period end, the Portfolio was overweight relative to the benchmark in the health care, materials, consumer discretionary, energy and utilities sectors; it was underweight in financials, consumer staples, information technology, telecommunications services and industrials.

•

As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term. We continue to focus on quality companies with strong balance sheets and positive free cash flow in light of our view that the economy is recovering, but at a slower than normal pace.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

BlackRock Large Cap Core Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the investment advisor believes blends growth and value.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2010

		Average Annual Total Returns[5]
	6-Month Total Returns
		1 Year	Since Inception[6]

Class K	11.70%	42.55%	(8.49)%
Russell 1000 Index	12.11	51.60	(6.53)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[7]

Class K	$1,000	$1,117.00	$3.54	$1,000	$1,021.56	$3.38

[7]

Expenses are equal to the Fund’s annualized expense ratio of 0.67% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent half-year period divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	5

Fund Summary as of March 31, 2010	BlackRock Large Cap Growth Retirement Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”), through its investment in Master Large Cap Growth Portfolio (the “Portfolio”), generated strong returns for the six-month period ended March 31, 2010, but underperformed its benchmark, the Russell 1000 Growth Index.

What factors influenced performance?

•

Health care was a significant contributor to performance during the reporting period, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. Although it is early to assess the long-term impact of the legislation, near-term impact on operating results should be minimal. Underlying fundamentals continue to improve, valuations are attractive and we believe that broader participation will be a net positive for our holdings. Fund returns were also aided by positive results in the materials sector, where specialty chemicals outperformed on renewed industrial demand, volume increases and pricing power. Lastly, performance benefited from household and personal products holdings (notably The Estée Lauder Cos., Inc.) in consumer staples.

•	The largest individual contributors to performance were Walter Industries, Inc., IMS Health Inc., Lincare Holdings, Inc. and Mylan, Inc. Our underweighting of QUALCOMM, Inc. also proved advantageous.

•

In contrast, the information technology (IT) sector detracted for the period as software and IT services holdings underperformed. Nevertheless, we remain comfortable with the stable and recurring cash flow characteristics of our holdings within these industries, especially as compared to semiconductors and communications equipment, where we believe expectations are high for the sustainability of recent trends. Stock selection within industrials also drove underperformance. While our preference for lower-beta aerospace and defense holdings over higher cyclical areas of the sector hindered results, we believe the more cyclical areas are priced for a more robust 2011 economic forecast than we expect. Elsewhere, falling natural gas prices hurt our energy holdings, especially equipment and service names. Within utilities, falling natural gas and rising thermal coal prices had a negative effect on independent power producers. Still, these stocks traded near record-low valuations on replacement cost, with leverage to a cyclical rebound in the de-regulated power markets.

•	The largest individual detractors from performance were The AES Corp., Microsoft Corp., Tesoro Corp. and Global Payments, Inc. Underweighting Amazon.com, Inc. also hurt performance.

Describe recent portfolio activity.

•

During the six months ended March 31, 2010, we increased exposure to the consumer staples, materials and information technology sectors. The largest purchases within the Portfolio included Colgate-Palmolive Co., Automatic Data Processing, Inc., Target Corp., Freeport-McMoRan Copper & Gold, Inc., Class B and General Mills, Inc.

•	We reduced exposure to energy and health care. The largest sales included Schering-Plough Corp., Oracle Corp., Texas Instruments, Inc. and Lockheed Martin Corp.

Describe portfolio positioning at period end.

•

At period end, the Portfolio was overweight relative to the benchmark in the health care, materials, energy, utilities and industrials sectors; it was underweight information technology, financials, consumer staples, consumer discretionary and telecommunications services.

•

As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term. We continue to focus on quality companies with strong balance sheets and positive free cash flow in light of our view that the economy is recovering, but at a slower than normal pace.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

BlackRock Large Cap Growth Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the investment advisor believes have good prospects for earnings growth.

[3]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2010

		Average Annual Total Returns[5]
	6-Month Total Returns
		1 Year	Since Inception[6]

Class K	12.87%	48.00%	(4.31)%
Russell 1000 Growth Index	12.96	49.75	(4.75)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[7]

Class K	$1,000	$1,128.70	$3.56	$1,000	$1,021.56	$3.38

[7]

Expenses are equal to the Fund’s annualized expense ratio of 0.67% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent half-year period divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	7

Fund Summary as of March 31, 2010	BlackRock Large Cap Value Retirement Portfolio

Portfolio Management Commentary

How did the Fund perform?

•

BlackRock Large Cap Value Retirement Portfolio (the “Fund”), through its investment in Master Large Cap Value Portfolio (the “Portfolio”), generated solid returns for the six-month period ended March 31, 2010, but underperformed its benchmark, the Russell 1000 Value Index.

What factors influenced performance?

•

Health care was the largest contributor to performance during the reporting period, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. Although it is early to assess the long-term impact of the legislation, near-term impact on operating results should be minimal. Underlying fundamentals continue to improve, valuations are attractive and we believe that broader participation will be a net positive for our holdings. Performance also benefited from specific holdings in the food, beverage & tobacco sub-sector within consumer staples.

•	The largest individual contributors to performance were Limited Brands, Inc., IMS Health, Inc., Lincare Holdings, Inc. and Big Lots, Inc. Our avoidance of Citigroup, Inc. was positive as well.

•

Conversely, the utilities sector detracted for the period as falling natural gas and rising thermal coal prices hurt the performance of independent power producers, in which the Portfolio invested. Falling natural gas prices had a negative effect on our energy holdings as well, especially equipment and service names. Within industrials, stock selection drove underperformance. While our preference for lower-beta aerospace and defense holdings over higher cyclical areas of the sector hindered results, we believe the more cyclical areas are priced for a more robust 2011 economic forecast than we expect.

•

Elsewhere, underweights in media holdings and automobiles hindered performance within consumer discretionary. Specifically, our bias for higher-quality companies hurt during a period when the market rewarded lower-quality, more cyclically leveraged companies. Lastly, stock selection amongst insurers detracted in the financials sector; still, we maintain our preference for insurers over banks and select diversified financials, as long-term issues remain for these industries.

•	The largest individual detractors from performance were Mirant Corp., NRG Energy, Inc., The AES Corp. and Helix Energy Solutions, Inc. Our underweighting of Ford Motor Co. hurt performance as well.

Describe recent portfolio activity.

•

During the six months ended March 31, 2010, we increased exposure to the materials and industrials sectors. The largest purchases within the Portfolio included XTO Energy, Inc., Freeport-McMoRan Cooper & Gold, Inc., Class B, Capital One Financial Corp., Macy’s, Inc., L-3 Communications Holdings, Inc. and ConAgra Foods, Inc.

•

We reduced exposure to energy, health care and telecommunication services. The largest sales included Anadarko Petroleum Corp., Chubb Corp., Nabors Industries Ltd., CMS Energy Corp. and Murphy Oil Corp.

Describe portfolio positioning at period end.

•

At period end, the Portfolio was overweight relative to the benchmark in the materials, health care, industrials, information technology and utilities sectors; it was underweight in financials, consumer discretionary, telecommunication services and energy.

•

As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term. We continue to focus on quality companies with strong balance sheets and positive free cash flow in light of our view that the economy is recovering, but at a slower than normal pace.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

BlackRock Large Cap Value Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Value Portfolio of the Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the investment advisor believes are undervalued.

[3]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2010

		Average Annual Total Returns[5]
	6-Month Total Returns
		1 Year	Since Inception[6]

Class K	9.33%	39.21%	(9.88)%
Russell 1000 Value Index	11.28	53.56	(8.50)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[7]

Class K	$1,000	$1,093.30	$3.50	$1,000	$1,021.56	$3.38

[7]

Expenses are equal to the Fund’s annualized expense ratio of 0.67% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent half-year period divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	9

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Funds’ administrator waived or reimbursed a portion of each of the Fund’s expenses. Without such waiver and reimbursement, the Funds’ performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

March 31, 2010 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

Assets

Investments at value — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the “Portfolios”), respectively[1]	$121,047,263	$92,409,517	$173,066,413
Capital shares sold receivable	478,619	504,557	554,321
Receivable from administrator	504	9,907	4,240
Prepaid expenses	67	—	227

Total assets	121,526,453	92,923,981	173,625,201

Liabilities

Capital shares redeemed payable	71,660	126,863	179,967
Other affiliates payable	12	—	347
Officer’s and Directors’ fees payable	13	10	19
Withdrawals payable to the Portfolios	406,959	377,694	374,354
Other accrued expenses payable	52,998	69,054	62,195

Total liabilities	531,642	573,621	616,882

Net Assets	$120,994,811	$92,350,360	$173,008,319

Net Assets Consist of

Paid-in capital[2]	$155,020,692	$109,816,390	$187,751,420
Undistributed net investment income	188,883	87,936	516,148
Accumulated net realized loss allocated from the Portfolios	(53,926,655)	(30,694,929)	(30,549,577)
Net unrealized appreciation/depreciation allocated from the Portfolios	19,711,891	13,140,963	15,290,328

Net Assets	$120,994,811	$92,350,360	$173,008,319

Class K — Net asset value per common share, 200 million shares authorized, $0.10 par value	$10.60	$10.02	$14.34

[1] Cost	$101,335,372	$79,268,554	$157,776,085

[2] Shares outstanding	11,412,937	9,220,628	12,065,017

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	11

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

Six Months Ended March 31, 2010 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

Investment Income

Net investment income allocated from the Portfolios:
Dividends	$968,784	$576,672	$1,638,002
Securities lending — affiliated	5,571	2,357	2,850
Income — affiliated	20	17	37
Interest	6,094	4,871	4
Expenses	(273,918)	(239,294)	(429,645)

Total income	706,551	344,623	1,211,248

Expenses

Transfer agent	74,920	77,466	96,992
Printing	12,288	9,344	13,942
Professional	9,241	8,744	10,882
Registration	8,232	7,827	8,154
Officer and Directors	27	21	37
Miscellaneous	2,823	2,868	2,822

Total expenses	107,531	106,270	132,829
Less fees reimbursed by administrator	(7,056)	(60,129)	(24,878)

Total expenses after reimbursement	100,475	46,141	107,951

Net investment income	606,076	298,482	1,103,297

Realized and Unrealized Gain Allocated From

Net realized gain from investments and payment by affiliate	8,479,087	9,196,992	11,533,511
Net change in unrealized appreciation/depreciation on investments	3,664,631	998,697	1,743,875

Total realized and unrealized gain	12,143,718	10,195,689	13,277,386

Net Increase in Net Assets Resulting from Operations	$12,749,794	$10,494,171	$14,380,683

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Statements of Changes in Net Assets	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Core Retirement Portfolio			BlackRock Large Cap Growth Retirement Portfolio			BlackRock Large Cap Value Retirement Portfolio

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008

Operations

Net investment income	$606,076	$1,269,155	$890,928	$298,482	$498,698	$278,830	$1,103,297	$1,899,074	$895,410
Net realized gain (loss)	8,479,087	(25,295,594)	(37,110,148)	9,196,992	(17,833,904)	(22,058,017)	11,533,511	(17,904,084)	(24,176,745)
Net change in unrealized appreciation/depreciation	3,664,631	36,497,446	(20,450,186)	998,697	31,525,033	(19,382,767)	1,743,875	26,258,149	(12,711,696)

Net increase (decrease) in net assets resulting from operations	12,749,794	12,471,007	(56,669,406)	10,494,171	14,189,827	(41,161,954)	14,380,683	10,253,139	(35,993,031)

Dividends to Shareholders From

Net investment income	(1,400,002)	(1,200,011)	—	(500,007)	(500,011)	—	(2,000,004)	(1,400,005)	—

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	457,065	(7,307,145)	161,893,509	(741,936)	(11,474,101)	122,044,371	28,067,561	(4,452,214)	164,152,190

Net Assets

Total increase in net assets	11,806,857	3,963,851	105,224,103	9,252,228	2,215,715	80,882,417	40,448,240	4,400,920	128,159,159
Beginning of period	109,187,954	105,224,103	—	83,098,132	80,882,417	—	132,560,079	128,159,159	—

End of period	$120,994,811	$109,187,954	$105,224,103	$92,350,360	$83,098,132	$80,882,417	$173,008,319	$132,560,079	$128,159,159

Undistributed net investment income	$188,883	$982,809	$908,495	$87,936	$289,461	$289,143	$516,148	$1,412,855	$910,850

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	13

Financial Highlights	BlackRock Large Cap Series Funds, Inc.

	Class K

	BlackRock Large Cap Core Retirement Portfolio			BlackRock Large Cap Growth Retirement Portfolio			BlackRock Large Cap Value Retirement Portfolio

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008

Per Share Operating Performance

Net asset value, beginning of period	$9.61	$8.64	$13.25	$8.93	$7.45	$11.20	$13.28	$12.33	$18.54

Net investment income[2]	0.05	0.11	0.07	0.03	0.05	0.02	0.10	0.18	0.13
Net realized and unrealized gain (loss)	1.07	0.96	(4.68)	1.12	1.48	(3.77)	1.13	0.91	(6.34)

Net increase (decrease) from investment operations	1.12	1.07	(4.61)	1.15	1.53	(3.75)	1.23	1.09	(6.21)

Dividends from net investment income	(0.13)	(0.10)	—	(0.06)	(0.05)	—	(0.17)	(0.14)	—

Net asset value, end of period	$10.60	$9.61	$8.64	$10.02	$8.93	$7.45	$14.34	$13.28	$12.33

Total Investment Return[3]

Total investment return	11.70%[4]	12.55%[4,5]	(34.79)%[4]	12.87%[4]	20.66%[4,6]	(33.48)%[4]	9.33%[4]	8.93%[4,7]	(33.50)%[4]

Ratios to Average Net Assets[8,9]

Total expenses	0.68%	0.73%	0.71%	0.81%	0.88%	0.81%	0.70%	0.77%	0.78%

Total expenses after reimbursement	0.67%	0.66%	0.62%	0.67%	0.66%	0.65%	0.67%	0.66%	0.63%

Net investment income	1.08%	1.39%	0.76%	0.70%	0.73%	0.30%	1.38%	1.74%	1.03%

Supplemental Data

Net assets, end of period (000)	$120,995	$109,188	$105,224	$92,350	$83,098	$80,882	$173,008	$132,560	$128,159

Portfolio turnover of the Portfolio	73%	168%	109%	97%	242%	144%	64%	151%	108%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 12.08%.

[6]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 20.25%.

[7]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 8.52%.

[8]	Includes the Fund’s share of the applicable Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Notes to Financial Statements (Unaudited)	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio (collectively the “Funds”), constitute three of the series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund seeks to achieve its investment objective by investing all, or a portion of, its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios”), as applicable, constituting Master Large Cap Series LLC (the “Master LLC”), each of which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. As of March 31, 2010, the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio, were 3%, 12% and 7%, respectively. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: Each Fund records its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, each Fund’s investment in the respective Portfolio was classified as Level 2. More relevant disclosure regarding fair value measurements relating to the Portfolios is disclosed in the Portfolios’ Schedules of Investments included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Portfolios are accounted for on a trade date basis. Each Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Dividends and Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax return remains open for the periods ended October 31, 2008 and September 30, 2009. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclosures is currently being assessed.

Other: Expenses directly related to each Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	15

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

2. Administration Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of each Fund, has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities).

The Administrator does not receive an administration fee. The Administrator has contractually agreed to waive and/or reimburse fees and/or expenses of each Fund in order to limit expenses (excluding interest expense, acquired fund fees and expenses and other fund expenses) of each Fund to 0.67% of the average daily net assets of such Fund. This arrangement has a one-year term and is renewable. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement until February 1, 2011 unless approved by the Board of Directors including a majority of the non-interested Directors. For the six months ended March 31, 2010, the Administrator reimbursed the Funds, which are shown as fees reimbursed by administrator in the Statements of Operations.

The Corporation, on behalf of each Fund, has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by each of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. Each Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of September 30, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

2016	$34,359,084	$19,880,162	$21,158,813
2017	24,488,876	18,251,218	15,908,520

Total	$58,847,960	$38,131,380	$37,067,333

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

4. Capital Share Transactions:

Transactions in capital shares for Class K were as follows:

	Six Months Ended March 31, 2010		Period November 1, 2008 to September 30, 2009		Period January 3, 2008[1] to October 31, 2008
BlackRock Large Cap Core Retirement Portfolio
	Shares	Amount	Shares	Amount	Shares	Amount

Class K

Shares sold	1,635,176	$16,361,904	3,221,197	$25,865,214	15,728,260	$202,504,200
Shares issued to shareholders in reinvestment of dividends	132,186	1,324,321	140,867	1,171,704	—	—

Total issued	1,767,362	17,686,225	3,362,064	27,036,918	15,728,260	202,504,200
Shares redeemed	(1,719,572)	(17,229,160)	(4,181,262)	(34,344,063)	(3,543,915)	(40,610,691)

Net increase (decrease)	47,790	$457,065	(819,198)	$(7,307,145)	12,184,345	$161,893,509

BlackRock Large Cap Growth Retirement Portfolio

Class K

Shares sold	1,312,184	$12,320,708	2,606,730	$18,886,875	14,459,452	$157,367,603
Shares issued to shareholders in reinvestment of dividends	49,515	465,344	67,964	481,662	—	—

Total issued	1,361,699	12,786,052	2,674,694	19,368,537	14,459,452	157,367,603
Shares redeemed	(1,449,723)	(13,527,988)	(4,220,846)	(30,842,638)	(3,604,648)	(35,323,232)

Net increase (decrease)	(88,024)	$(741,936)	(1,546,152)	$(11,474,101)	10,854,804	$122,044,371

BlackRock Large Cap Value Retirement Portfolio

Class K

Shares sold	3,195,631	$43,325,787	2,120,540	$24,422,164	12,490,568	$198,023,858
Shares issued to shareholders in reinvestment of dividends	142,672	1,950,228	116,254	1,380,656	—	—

Total issued	3,338,303	45,276,015	2,236,794	25,802,820	12,490,568	198,023,858
Shares redeemed	(1,256,027)	(17,208,454)	(2,650,582)	(30,255,034)	(2,094,039)	(33,871,668)

Net increase (decrease)	2,082,276	$28,067,561	(413,788)	$(4,452,214)	10,396,529	$164,152,190

[1]	Commencement of operations.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	17

Portfolio Information as of March 31, 2010	Master Large Cap Series LLC

Ten Largest Holdings

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Microsoft Corp.	3%
International Business Machines Corp.	2
Exxon Mobil Corp.	2
ConocoPhillips	2
Amgen, Inc.	2
Verizon Communications, Inc.	1
Freeport-McMoRan Copper & Gold, Inc., Class B	1
Target Corp.	1
UnitedHealth Group, Inc.	1
WellPoint, Inc.	1

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Microsoft Corp.	5%
International Business Machines Corp.	4
Philip Morris International, Inc.	3
Amgen, Inc.	2
Colgate-Palmolive Co.	2
Target Corp.	2
Apple, Inc.	2
Medco Health Solutions, Inc.	1
Automatic Data Processing, Inc.	1
Freeport-McMoRan Copper & Gold, Inc., Class B	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Verizon Communications, Inc.	3%
The Goldman Sachs Group, Inc.	2
ConocoPhillips	2
Exxon Mobil Corp.	2
UnitedHealth Group, Inc.	2
WellPoint, Inc.	2
The Travelers Cos., Inc.	1
XTO Energy, Inc.	1
Marathon Oil Corp.	1
General Electric Co.	1

Sector Allocation

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Health Care	19%
Information Technology	15
Consumer Discretionary	13
Energy	13
Materials	11
Industrials	10
Consumer Staples	8
Financials	5
Utilities	4
Telecommunication Services	2

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Information Technology	26%
Health Care	23
Industrials	12
Consumer Staples	11
Consumer Discretionary	10
Materials	9
Energy	6
Utilities	3

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Energy	17%
Financials	16
Health Care	15
Industrials	13
Materials	12
Utilities	7
Information Technology	7
Consumer Staples	6
Consumer Discretionary	4
Telecommunication Services	3

For Portfolio compliance purposes, sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 12.8%
Household Durables — 0.3%
Garmin Ltd. (a)	300,000	$11,544,000

Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. — Interactive (b)	2,760,000	42,255,600

Multiline Retail — 4.6%
Big Lots, Inc. (b)	760,000	27,679,200
JCPenney Co., Inc. (a)	1,300,000	41,821,000
Macy’s, Inc.	2,130,000	46,370,100
Nordstrom, Inc.	300,000	12,255,000
Target Corp.	1,030,000	54,178,000

		182,303,300

Specialty Retail — 6.8%
Advance Auto Parts, Inc.	780,000	32,697,600
AutoNation, Inc. (a)(b)	990,000	17,899,200
Dick’s Sporting Goods, Inc. (b)	30,000	783,300
The Gap, Inc.	1,990,000	45,988,900
Limited Brands, Inc.	1,670,000	41,115,400
PetSmart, Inc.	1,320,000	42,187,200
Ross Stores, Inc.	840,000	44,914,800
TJX Cos., Inc. (a)	1,100,000	46,772,000

		272,358,400

Total Consumer Discretionary		508,461,300

Consumer Staples — 7.6%
Beverages — 0.2%
The Coca-Cola Co.	120,000	6,600,000

Food & Staples Retailing — 0.4%
Safeway, Inc.	470,000	11,684,200
Wal-Mart Stores, Inc.	90,000	5,004,000

		16,688,200

Food Products — 3.1%
ConAgra Foods, Inc.	850,000	21,309,500
General Mills, Inc.	290,000	20,529,100
The Hershey Co.	920,000	39,385,200
Sara Lee Corp.	3,150,000	43,879,500

		125,103,300

Household Products — 0.7%
The Procter & Gamble Co.	420,000	26,573,400

Personal Products — 1.1%
The Estée Lauder Cos., Inc., Class A	680,000	44,111,600

Tobacco — 2.1%
Lorillard, Inc.	590,000	44,391,600
Reynolds American, Inc. (a)	760,000	41,024,800

		85,416,400

Total Consumer Staples		304,492,900

Energy — 12.7%
Energy Equipment & Services — 5.6%
FMC Technologies, Inc. (a)(b)	680,000	43,948,400
Nabors Industries Ltd. (a)(b)	1,660,000	32,585,800
National Oilwell Varco, Inc.	1,110,000	45,043,800
Oceaneering International, Inc. (b)	390,000	24,761,100
Rowan Cos., Inc. (b)	1,450,000	42,209,500
Tidewater, Inc.	730,000	34,507,100

		223,055,700

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp.	250,000	$18,957,500
ConocoPhillips	1,280,000	65,497,600
Exxon Mobil Corp.	1,120,000	75,017,600
Marathon Oil Corp.	1,500,000	47,460,000
Williams Cos., Inc.	1,960,000	45,276,000
XTO Energy, Inc.	650,000	30,667,000

		282,875,700

Total Energy		505,931,400

Financials — 5.6%
Commercial Banks — 0.4%
Wells Fargo & Co.	510,000	15,871,200

Consumer Finance — 1.0%
Capital One Financial Corp.	960,000	39,753,600

Diversified Financial Services — 1.0%
Bank of America Corp.	1,200,000	21,420,000
JPMorgan Chase & Co.	410,000	18,347,500

		39,767,500

Insurance — 3.2%
Assurant, Inc.	470,000	16,158,600
HCC Insurance Holdings, Inc.	560,000	15,456,000
Torchmark Corp.	120,000	6,421,200
The Travelers Cos., Inc.	850,000	45,849,000
UnumProvident Corp. (a)	1,740,000	43,099,800

		126,984,600

Total Financials		222,376,900

Health Care — 19.7%
Biotechnology — 1.5%
Amgen, Inc. (b)	1,020,000	60,955,200

Health Care Equipment & Supplies — 1.5%
Hospira, Inc. (b)	810,000	45,886,500
Kinetic Concepts, Inc. (b)	250,000	11,952,500

		57,839,000

Health Care Providers & Services — 14.0%
Aetna, Inc.	1,300,000	45,643,000
AmerisourceBergen Corp.	1,560,000	45,115,200
Cardinal Health, Inc.	1,290,000	46,478,700
Community Health Systems, Inc. (b)	870,000	32,129,100
Coventry Health Care, Inc. (b)	840,000	20,764,800
Health Management Associates, Inc., Class A (b)	3,150,000	27,090,000
Humana, Inc. (b)	910,000	42,560,700
Lincare Holdings, Inc. (b)	920,000	41,289,600
McKesson Corp.	700,000	46,004,000
Medco Health Solutions, Inc. (b)	800,000	51,648,000
Omnicare, Inc. (a)	350,000	9,901,500
Quest Diagnostics, Inc.	720,000	41,968,800
UnitedHealth Group, Inc.	1,650,000	53,905,500
WellPoint, Inc. (b)	820,000	52,791,600

		557,290,500

Pharmaceuticals — 2.7%
Endo Pharmaceuticals Holdings, Inc. (b)	580,000	13,740,200
Forest Laboratories, Inc. (b)	1,400,000	43,904,000
Johnson & Johnson	350,000	22,820,000
Perrigo Co. (a)	300,000	17,616,000
Pfizer, Inc.	640,000	10,976,000

		109,056,200

Total Health Care		785,140,900

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	19

Schedule of Investments (continued)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 9.7%
Aerospace & Defense — 3.5%
L-3 Communications Holdings, Inc.	470,000	$43,066,100
Northrop Grumman Corp.	760,000	49,833,200
Raytheon Co.	830,000	47,409,600

		140,308,900

Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	810,000	17,293,500

Construction & Engineering — 1.4%
Fluor Corp.	910,000	42,324,100
KBR, Inc.	550,000	12,188,000

		54,512,100

Electrical Equipment — 0.5%
General Cable Corp. (b)	740,000	19,980,000

Industrial Conglomerates — 0.7%
General Electric Co.	1,490,000	27,118,000

Machinery — 2.9%
Eaton Corp.	610,000	46,219,700
Parker Hannifin Corp.	670,000	43,375,800
SPX Corp.	340,000	22,548,800
Toro Co. (a)	120,000	5,900,400

		118,044,700

Road & Rail — 0.3%
Ryder System, Inc.	270,000	10,465,200

Total Industrials		387,722,400

Information Technology — 15.7%
Communications Equipment — 0.3%
Cisco Systems, Inc. (b)	500,000	13,015,000

Computers & Peripherals — 3.2%
Apple, Inc. (b)	140,000	32,890,200
Hewlett-Packard Co.	100,000	5,315,000
Lexmark International, Inc., Class A (b)	910,000	32,832,800
Seagate Technology Holdings (a)	800,000	14,608,000
Western Digital Corp. (b)	1,040,000	40,549,600

		126,195,600

IT Services — 6.5%
Cognizant Technology Solutions Corp. (b)	240,000	12,235,200
Computer Sciences Corp. (b)	790,000	43,047,100
Fiserv, Inc. (b)	840,000	42,638,400
Global Payments, Inc. (a)	680,000	30,974,000
Hewitt Associates, Inc., Class A (b)	930,000	36,995,400
International Business Machines Corp.	720,000	92,340,000

		258,230,100

Internet Software & Services — 1.2%
Google, Inc., Class A (b)	10,000	5,670,100
VeriSign, Inc. (a)(b)	1,620,000	42,136,200

		47,806,300

Software — 4.5%
CA, Inc.	1,830,000	42,950,100
Microsoft Corp.	4,000,000	117,080,000
Sybase, Inc. (a)(b)	440,000	20,512,800

		180,542,900

Total Information Technology		625,789,900

Common Stocks	Shares	Value

Materials — 10.7%
Chemicals — 4.8%
Ashland, Inc.	610,000	$32,189,700
Celanese Corp., Series A	910,000	28,983,500
Eastman Chemical Co.	640,000	40,755,200
Huntsman Corp.	2,210,000	26,630,500
Lubrizol Corp.	460,000	42,191,200
Nalco Holding Co.	770,000	18,734,100

		189,484,200

Containers & Packaging — 1.4%
Crown Holdings, Inc. (b)	1,350,000	36,396,000
Temple-Inland, Inc.	1,010,000	20,634,300

		57,030,300

Metals & Mining — 2.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	660,000	55,136,400
Reliance Steel & Aluminum Co.	380,000	18,707,400
Walter Industries, Inc.	460,000	42,444,200

		116,288,000

Paper & Forest Products — 1.6%
International Paper Co.	1,750,000	43,067,500
MeadWestvaco Corp.	840,000	21,462,000

		64,529,500

Total Materials		427,332,000

Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.7%
AT&T Inc.	530,000	13,695,200
Verizon Communications, Inc.	1,780,000	55,215,600

Total Telecommunication Services		68,910,800

Utilities — 4.3%
Electric Utilities — 0.4%
Edison International	200,000	6,834,000
Pinnacle West Capital Corp.	200,000	7,546,000

		14,380,000

Independent Power Producers & Energy Traders — 2.6%
The AES Corp. (b)	3,390,000	37,290,000
Constellation Energy Group, Inc.	720,000	25,279,200
Mirant Corp. (b)	810,000	8,796,600
NRG Energy, Inc. (a)(b)	1,640,000	34,276,000

		105,641,800

Multi-Utilities — 1.3%
DTE Energy Co.	730,000	32,558,000
NiSource, Inc.	1,220,000	19,276,000

		51,834,000

Total Utilities		171,855,800

Total Long-Term Investments (Cost — $3,346,878,913) — 100.5%		4,008,014,300

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$284,433	284,432,850

Total Short-Term Securities (Cost — $284,432,850) — 7.1%		284,432,850

Total Investments (Cost — $3,631,311,763*) — 107.6%		4,292,447,150
Liabilities in Excess of Other Assets — (7.6)%		(302,485,961)

Net Assets — 100.0%		$3,989,961,189

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,778,522,746

Gross unrealized appreciation	$548,760,618
Gross unrealized depreciation	(34,836,214)

Net unrealized appreciation	$513,924,404

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(31,839,442)	$648
BlackRock Liquidity Series, LLC, Money Market Series	$154,911,200	$194,448

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	$4,008,014,300	—	—	$4,008,014,300
Short-Term Securities	—	$284,432,850	—	284,432,850

Total	$4,008,014,300	$284,432,850	—	$4,292,447,150

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	21

Schedule of Investments March 31, 2010 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 10.0%
Multiline Retail — 3.9%
Big Lots, Inc. (a)	219,000	$7,975,980
Dollar Tree, Inc. (a)	144,000	8,527,680
Target Corp.	241,000	12,676,600

		29,180,260

Specialty Retail — 6.1%
Dick’s Sporting Goods, Inc. (a)	297,000	7,754,670
The Gap, Inc.	239,000	5,523,290
Limited Brands, Inc.	336,000	8,272,320
PetSmart, Inc.	181,000	5,784,760
Ross Stores, Inc.	163,000	8,715,610
TJX Cos., Inc. (b)	230,000	9,779,600

		45,830,250

Total Consumer Discretionary		75,010,510

Consumer Staples — 11.1%
Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc.	28,000	1,556,800
Walgreen Co.	93,000	3,449,370

		5,006,170

Food Products — 3.5%
General Mills, Inc.	123,000	8,707,170
H.J. Heinz Co.	24,000	1,094,640
The Hershey Co.	186,000	7,962,660
Hormel Foods Corp.	29,000	1,218,290
Sara Lee Corp.	561,000	7,814,730

		26,797,490

Household Products — 1.8%
Colgate-Palmolive Co.	151,000	12,874,260
The Procter & Gamble Co.	11,000	695,970

		13,570,230

Personal Products — 1.2%
The Estée Lauder Cos., Inc., Class A	138,000	8,952,060

Tobacco — 3.9%
Lorillard, Inc.	118,000	8,878,320
Philip Morris International, Inc.	396,000	20,655,360

		29,533,680

Total Consumer Staples		83,859,630

Energy — 6.2%
Energy Equipment & Services — 5.1%
Atwood Oceanics, Inc. (a)	217,000	7,514,710
FMC Technologies, Inc. (a)	139,000	8,983,570
Oceaneering International, Inc. (a)	121,000	7,682,290
Rowan Cos., Inc. (a)	265,000	7,714,150
Tidewater, Inc.	130,000	6,145,100

		38,039,820

Oil, Gas & Consumable Fuels — 1.1%
Peabody Energy Corp.	181,000	8,271,700

Total Energy		46,311,520

Financials — 0.3%
Insurance — 0.3%
Endurance Specialty Holdings Ltd.	61,000	2,266,150

Total Financials		2,266,150

Common Stocks	Shares	Value

Health Care — 22.6%
Biotechnology — 2.1%
Amgen, Inc. (a)	260,000	$15,537,600

Health Care Equipment & Supplies — 2.3%
Hospira, Inc. (a)	162,000	9,177,300
Kinetic Concepts, Inc. (a)	151,000	7,219,310
Teleflex, Inc.	13,000	832,910

		17,229,520

Health Care Providers & Services — 15.2%
Aetna, Inc.	225,000	7,899,750
AmerisourceBergen Corp.	297,000	8,589,240
Community Health Systems, Inc. (a)	208,000	7,681,440
Coventry Health Care, Inc. (a)	287,000	7,094,640
Health Management Associates, Inc., Class A (a)	898,000	7,722,800
Humana, Inc. (a)	167,000	7,810,590
Laboratory Corp. of America Holdings (a)	105,000	7,949,550
Lincare Holdings, Inc. (a)	186,000	8,347,680
McKesson Corp.	141,000	9,266,520
Medco Health Solutions, Inc. (a)	179,000	11,556,240
Omnicare, Inc.	190,000	5,375,100
Quest Diagnostics, Inc.	148,000	8,626,920
Tenet Healthcare Corp. (a)	254,000	1,452,880
UnitedHealth Group, Inc.	210,000	6,860,700
WellPoint, Inc. (a)	127,000	8,176,260

		114,410,310

Pharmaceuticals — 3.0%
Endo Pharmaceuticals Holdings, Inc. (a)(b)	172,000	4,074,680
Forest Laboratories, Inc. (a)	234,000	7,338,240
Johnson & Johnson	47,000	3,064,400
Perrigo Co.	142,000	8,338,240

		22,815,560

Total Health Care		169,992,990

Industrials — 12.2%
Aerospace & Defense — 2.8%
General Dynamics Corp.	43,000	3,319,600
Northrop Grumman Corp.	125,000	8,196,250
Raytheon Co.	173,000	9,881,760

		21,397,610

Commercial Services & Supplies — 2.1%
Cintas Corp.	268,000	7,528,120
R.R. Donnelley & Sons Co.	371,000	7,920,850

		15,448,970

Construction & Engineering — 2.2%
Fluor Corp.	183,000	8,511,330
URS Corp. (a)	157,000	7,788,770

		16,300,100

Electrical Equipment — 2.0%
Hubbell, Inc., Class B	147,000	7,413,210
Thomas & Betts Corp. (a)	192,000	7,534,080

		14,947,290

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc. (b)	206,000	7,848,600

Machinery — 2.1%
Crane Co.	39,000	1,384,500
Harsco Corp.	220,000	7,026,800
Toro Co. (b)	158,000	7,768,860

		16,180,160

Total Industrials		92,122,730

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	Master Large Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Information Technology — 25.8%
Communications Equipment — 0.6%
Cisco Systems, Inc. (a)	181,000	$4,711,430

Computers & Peripherals — 4.5%
Apple, Inc. (a)	51,000	11,981,430
Dell, Inc. (a)	421,000	6,319,210
Seagate Technology Holdings (b)	396,000	7,230,960
Western Digital Corp. (a)	209,000	8,148,910

		33,680,510

Electronic Equipment, Instruments & Components — 1.0%
Tech Data Corp. (a)	169,000	7,081,100

IT Services — 11.3%
Amdocs Ltd. (a)	252,000	7,587,720
Automatic Data Processing, Inc.	233,000	10,361,510
DST Systems, Inc.	136,000	5,637,200
Fiserv, Inc. (a)	167,000	8,476,920
Global Payments, Inc. (b)	180,000	8,199,000
Hewitt Associates, Inc., Class A (a)	193,000	7,677,540
International Business Machines Corp.	226,000	28,984,500
NeuStar, Inc., Class A (a)	317,000	7,988,400

		84,912,790

Internet Software & Services — 1.4%
Google, Inc., Class A (a)	4,000	2,268,040
VeriSign, Inc. (a)(b)	315,000	8,193,150

		10,461,190

Software — 7.0%
CA, Inc.	350,000	8,214,500
Microsoft Corp.	1,258,000	36,821,660
Sybase, Inc. (a)(b)	167,000	7,785,540

		52,821,700

Total Information Technology		193,668,720

Materials — 8.5%
Chemicals — 4.9%
Ashland, Inc.	148,000	7,809,960
Celanese Corp., Series A	148,000	4,713,800
Lubrizol Corp.	89,000	8,163,080
Nalco Holding Co.	334,000	8,126,220
RPM International, Inc.	382,000	8,151,880

		36,964,940

Containers & Packaging — 1.1%
Crown Holdings, Inc. (a)	300,000	8,088,000

Metals & Mining — 2.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	122,000	10,191,880
Walter Industries, Inc. (b)	92,000	8,488,840

		18,680,720

Total Materials		63,733,660

Common Stocks	Shares	Value

Utilities — 2.6%
Electric Utilities — 0.4%
NV Energy, Inc.	252,000	$3,107,160

Independent Power Producers & Energy Traders — 1.1%
Constellation Energy Group, Inc.	231,000	8,110,410

Multi-Utilities — 1.1%
Integrys Energy Group, Inc. (b)	172,000	8,149,360

Total Utilities		19,366,930

Total Long-Term Investments (Cost — $631,523,964) — 99.3%		746,332,840

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$49,514	49,514,400

Total Short-Term Securities (Cost — $49,514,400) — 6.6%		49,514,400

Total Investments (Cost — $681,038,364*) — 105.9%		795,847,240
Liabilities in Excess of Other Assets — (5.9)%		(44,124,502)

Net Assets — 100.0%		$751,722,738

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$697,638,462

Gross unrealized appreciation	$100,441,805
Gross unrealized depreciation	(2,233,027)

Net unrealized appreciation	$98,208,778

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Fund, TempFund, Institutional Class	—	$148
BlackRock Liquidity Series, LLC, Money Market Series	$34,065,900	$19,996

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	23

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	$746,332,840	—	—	$746,332,840
Short-Term Securities	—	$49,514,400	—	$49,514,400

Total	$746,332,840	$49,514,400	—	$795,847,240

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 4.5%
Internet & Catalog Retail — 0.1%
Liberty Media Holding Corp. — Interactive (a)	160,000	$2,449,600

Multiline Retail — 2.2%
Big Lots, Inc. (a)	740,000	26,950,800
Macy’s, Inc.	1,380,000	30,042,600

		56,993,400

Specialty Retail — 2.2%
AutoNation, Inc. (a)(b)	580,000	10,486,400
The Gap, Inc. (b)	320,000	7,395,200
Limited Brands, Inc. (b)	1,120,000	27,574,400
Signet Jewelers Ltd.	340,000	10,995,600

		56,451,600

Total Consumer Discretionary		115,894,600

Consumer Staples — 5.8%
Food Products — 3.7%
ConAgra Foods, Inc.	1,160,000	29,081,200
Del Monte Foods Co.	1,940,000	28,324,000
General Mills, Inc.	90,000	6,371,100
The Hershey Co.	30,000	1,284,300
Sara Lee Corp.	2,080,000	28,974,400

		94,035,000

Tobacco — 2.1%
Lorillard, Inc.	350,000	26,334,000
Reynolds American, Inc. (b)	530,000	28,609,400

		54,943,400

Total Consumer Staples		148,978,400

Energy — 17.1%
Energy Equipment & Services — 6.1%
Atwood Oceanics, Inc. (a)(b)	700,000	24,241,000
National Oilwell Varco, Inc.	780,000	31,652,400
Oil States International, Inc. (a)	580,000	26,297,200
Rowan Cos., Inc. (a)	960,000	27,945,600
SEACOR Holdings, Inc. (a)	230,000	18,551,800
Tidewater, Inc.	570,000	26,943,900

		155,631,900

Oil, Gas & Consumable Fuels — 11.0%
Chevron Corp.	330,000	25,023,900
ConocoPhillips	1,200,000	61,404,000
Exxon Mobil Corp.	860,000	57,602,800
Marathon Oil Corp.	1,130,000	35,753,200
Overseas Shipholding Group, Inc. (b)	220,000	8,630,600
Southern Union Co.	1,000,000	25,370,000
Williams Cos., Inc.	1,400,000	32,340,000
XTO Energy, Inc.	800,000	37,744,000

		283,868,500

Total Energy		439,500,400

Common Stocks	Shares	Value

Financials — 15.7%
Capital Markets — 2.4%
The Goldman Sachs Group, Inc.	360,000	$61,426,800

Commercial Banks — 0.4%
Wells Fargo & Co.	320,000	9,958,400

Consumer Finance — 1.8%
AmeriCredit Corp. (a)(b)	600,000	14,256,000
Capital One Financial Corp.	770,000	31,885,700

		46,141,700

Diversified Financial Services — 2.0%
Bank of America Corp.	1,560,000	27,846,000
JPMorgan Chase & Co.	530,000	23,717,500

		51,563,500

Insurance — 9.1%
Allied World Assurance Holdings Ltd.	300,000	13,455,000
American Financial Group, Inc.	1,010,000	28,734,500
Assurant, Inc.	840,000	28,879,200
Endurance Specialty Holdings Ltd.	510,000	18,946,500
Everest Re Group Ltd.	180,000	14,567,400
HCC Insurance Holdings, Inc.	930,000	25,668,000
Lincoln National Corp.	90,000	2,763,000
Loews Corp.	600,000	22,368,000
RenaissanceRe Holdings Ltd.	280,000	15,892,800
The Travelers Cos., Inc.	700,000	37,758,000
Unitrin, Inc.	120,000	3,366,000
UnumProvident Corp.	900,000	22,293,000

		234,691,400

Total Financials		403,781,800

Health Care — 15.1%
Biotechnology — 0.9%
Amgen, Inc. (a)	410,000	24,501,600

Health Care Equipment & Supplies — 1.1%
Kinetic Concepts, Inc. (a)(b)	570,000	27,251,700

Health Care Providers & Services — 10.4%
AmerisourceBergen Corp.	940,000	27,184,800
Cardinal Health, Inc.	920,000	33,147,600
Community Health Systems, Inc. (a)	700,000	25,851,000
Coventry Health Care, Inc. (a)	1,090,000	26,944,800
Humana, Inc. (a)	600,000	28,062,000
Lincare Holdings, Inc. (a)	320,000	14,361,600
McKesson Corp.	450,000	29,574,000
UnitedHealth Group, Inc.	1,330,000	43,451,100
WellPoint, Inc. (a)	620,000	39,915,600

		268,492,500

Pharmaceuticals — 2.7%
Endo Pharmaceuticals Holdings, Inc. (a)	1,130,000	26,769,700
Forest Laboratories, Inc. (a)	990,000	31,046,400
Pfizer, Inc.	670,000	11,490,500

		69,306,600

Total Health Care		389,552,400

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	25

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 12.7%
Aerospace & Defense — 3.4%
L-3 Communications Holdings, Inc.	330,000	$30,237,900
Northrop Grumman Corp. (b)	510,000	33,440,700
Raytheon Co.	440,000	25,132,800

		88,811,400

Commercial Services & Supplies — 1.1%
R.R. Donnelley & Sons Co.	1,340,000	28,609,000

Construction & Engineering — 0.1%
URS Corp. (a)	70,000	3,472,700

Electrical Equipment — 0.9%
Hubbell, Inc., Class B	100,000	5,043,000
Thomas & Betts Corp. (a)	440,000	17,265,600

		22,308,600

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	290,000	11,049,000
General Electric Co.	1,930,000	35,126,000

		46,175,000

Machinery — 4.6%
Eaton Corp.	440,000	33,338,800
Harsco Corp.	140,000	4,471,600
Parker Hannifin Corp.	460,000	29,780,400
SPX Corp.	380,000	25,201,600
Timken Co.	830,000	24,908,300

		117,700,700

Road & Rail — 0.8%
Ryder System, Inc.	510,000	19,767,600

Total Industrials		326,845,000

Information Technology — 6.5%
Computers & Peripherals — 2.1%
Lexmark International, Inc., Class A (a)	790,000	28,503,200
Western Digital Corp. (a)	630,000	24,563,700

		53,066,900

Electronic Equipment, Instruments & Components — 1.0%
Tech Data Corp. (a)	620,000	25,978,000

IT Services — 2.4%
Amdocs Ltd. (a)	850,000	25,593,500
Computer Sciences Corp. (a)	550,000	29,969,500
DST Systems, Inc. (b)	180,000	7,461,000

		63,024,000

Software — 1.0%
CA, Inc.	1,100,000	25,817,000

Total Information Technology		167,885,900

Materials — 12.0%
Chemicals — 7.4%
Ashland, Inc.	540,000	28,495,800
Cabot Corp.	560,000	17,024,000
Cytec Industries, Inc.	440,000	20,565,600
Eastman Chemical Co.	430,000	27,382,400
Huntsman Corp.	2,170,000	26,148,500
Lubrizol Corp.	300,000	27,516,000
PPG Industries, Inc.	460,000	30,084,000
RPM International, Inc.	610,000	13,017,400

		190,233,700

Common Stocks	Shares	Value

Materials (concluded)
Containers & Packaging — 1.0%
Bemis Co.	560,000	$16,083,200
Sealed Air Corp.	400,000	8,432,000

		24,515,200

Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	410,000	34,251,400

Paper & Forest Products — 2.3%
International Paper Co.	1,220,000	30,024,200
MeadWestvaco Corp.	1,160,000	29,638,000

		59,662,200

Total Materials		308,662,500

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 3.3%
AT&T Inc.	710,000	18,346,400
Verizon Communications, Inc. (b)	2,100,000	65,142,000

		83,488,400

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	250,000	8,462,500

Total Telecommunication Services		91,950,900

Utilities — 7.1%
Electric Utilities — 0.8%
Edison International	600,000	20,502,000

Gas Utilities — 1.4%
Atmos Energy Corp.	450,000	12,856,500
Oneok, Inc.	60,000	2,739,000
UGI Corp.	730,000	19,374,200

		34,969,700

Independent Power Producers & Energy
Traders — 2.7%
Constellation Energy Group, Inc.	740,000	25,981,400
Mirant Corp. (a)	1,710,000	18,570,600
NRG Energy, Inc. (a)(b)	1,130,000	23,617,000

		68,169,000

Multi-Utilities — 2.2%
DTE Energy Co. (b)	660,000	29,436,000
NiSource, Inc. (b)	1,790,000	28,282,000

		57,718,000

Total Utilities		181,358,700

Total Long-Term Investments (Cost — $2,150,573,906) — 100.1%		2,574,410,600

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$204,527	$204,526,650

Total Short-Term Securities (Cost — $204,526,650) — 8.0%		204,526,650

Total Investments (Cost — $2,355,100,556*) — 108.1%		2,778,937,250
Liabilities in Excess of Other Assets — (8.1)%		(208,240,531)

Net Assets — 100.0%		$2,570,696,719

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,557,598,217

Gross unrealized appreciation	$249,601,644
Gross unrealized depreciation	(28,262,611)

Net unrealized appreciation	$221,339,033

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	$608
BlackRock Liquidity Series, LLC, Money Market Series	$148,788,500	$44,920

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	$2,574,410,600	—	—	$2,574,410,600
Short-Term Securities	—	$204,526,650	—	204,526,650

Total	$2,574,410,600	$204,526,650	—	$2,778,937,250

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	27

Statements of Assets and Liabilities	Master Large Cap Series LLC

March 31, 2010 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Assets

Investments at value — unaffiliated[1,2]	$4,008,014,300	$746,332,840	$2,574,410,600
Investments at value — affiliated[3]	284,432,850	49,514,400	204,526,650
Investments sold receivable	42,121,687	15,338,833	28,385,493
Dividends receivable	4,512,725	683,005	3,855,951
Contributions receivable from investors	3,730,128	5,092,526	374,354
Securities lending income receivable — affiliated	97,120	10,767	19,804
Prepaid expenses	77,788	17,280	77,439
Other assets	36,617	4,043	28,551

Total assets	4,343,023,215	816,993,694	2,811,678,842

Liabilities

Collateral at value — securities loaned	284,432,850	49,514,400	204,526,650
Bank overdraft	7,408,729	2,885,848	6,901,772
Withdrawals payable to investors	30,961,664	—	6,424,373
Investments purchased payable	28,573,729	12,514,441	21,928,858
Investment advisory fees payable	1,565,992	313,481	1,091,233
Other affiliates payable	18,420	3,426	11,799
Directors’ fees payable	206	120	440
Other accrued expenses payable	99,764	39,102	96,265
Other liabilities	672	138	733

Total liabilities	353,062,026	65,270,956	240,982,123

Net Assets	$3,989,961,189	$751,722,738	$2,570,696,719

Net Assets Consist of

Investors’ capital	$3,328,825,802	$636,913,862	$2,146,860,025
Net unrealized appreciation/depreciation	661,135,387	114,808,876	423,836,694

Net Assets	$3,989,961,189	$751,722,738	$2,570,696,719

[1] Investments at cost — unaffiliated	$3,346,878,913	$631,523,964	$2,150,573,906

[2] Securities loaned at value	$274,877,149	$48,156,803	$196,493,785

[3] Investments at cost — affiliated	$284,432,850	$49,514,400	$204,526,650

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Statements of Operations	Master Large Cap Series LLC

Six Months Ended March 31, 2010 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Investment Income

Dividends	$33,956,931	$4,910,773	$26,123,390
Securities lending — affiliated	194,448	19,996	44,920
Income — affiliated	648	148	608
Interest	216,115	41,481	69

Total income	34,368,142	4,972,398	26,168,987

Expenses

Investment advisory	9,096,377	1,818,452	6,408,141
Accounting services	309,016	142,848	268,506
Custodian	109,964	32,124	80,907
Professional	38,364	28,170	37,013
Directors	35,692	8,854	31,960
Printing	4,056	838	2,227
Miscellaneous	38,519	10,218	31,654

Total expenses	9,631,988	2,041,504	6,860,408
Less fees waived by advisor	(576)	(58)	(147)

Total expenses after fees waived	9,631,412	2,041,446	6,860,261

Net investment income	24,736,730	2,930,952	19,308,726

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	294,755,230	78,127,695	185,523,055
Payment by affiliate	2,319,220	68,976	—

	297,074,450	78,196,671	185,523,055

Net change in unrealized appreciation/depreciation on investments	120,603,879	7,166,417	27,149,982

Total realized and unrealized gain (loss)	417,678,329	85,363,088	212,673,037

Net Increase (Decrease) in Net Assets Resulting from Operations	$442,415,059	$88,294,040	$231,981,763

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	29

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Core Portfolio			Master Large Cap Growth Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$24,736,730	$45,398,506	$41,118,548	$2,930,952	$4,690,392	$5,455,044
Net realized gain (loss)	297,074,450	(778,429,718)	(521,502,159)	78,196,671	(130,730,353)	(114,597,872)
Net change in unrealized appreciation/depreciation	120,603,879	1,174,704,782	(1,536,726,590)	7,166,417	248,627,811	(333,142,941)

Net increase (decrease) in net assets resulting from operations	442,415,059	441,673,570	(2,017,110,201)	88,294,040	122,587,850	(442,285,769)

Capital Transactions

Proceeds from contributions	211,327,919	1,506,405,011	986,366,566	82,746,983	215,325,909	469,632,427
Value of withdrawals	(610,104,107)	(845,271,038)	(1,775,472,579)	(153,205,961)	(269,988,785)	(595,379,184)

Net increase (decrease) in net assets derived from capital transactions	(398,776,188)	661,133,973	(789,106,013)	(70,458,978)	(54,662,876)	(125,746,757)

Net Assets

Total increase (decrease) in net assets	43,638,871	1,102,807,543	(2,806,216,214)	17,835,062	67,924,974	(568,032,526)
Beginning of period	3,946,322,318	2,843,514,775	5,649,730,989	733,887,676	665,962,702	1,233,995,228

End of period	$3,989,961,189	$3,946,322,318	$2,843,514,775	$751,722,738	$733,887,676	$665,962,702

Master Large Cap Series LLC

	Master Large Cap Value Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$19,308,726	$44,699,454	$56,250,234
Net realized gain (loss)	185,523,055	(907,436,935)	(586,455,313)
Net change in unrealized appreciation/depreciation	27,149,982	1,046,928,266	(1,366,434,994)

Net increase (decrease) in net assets resulting from operations	231,981,763	184,190,785	(1,896,640,073)

Capital Transactions

Proceeds from contributions	282,572,624	812,993,042	1,889,127,025
Value of withdrawals	(589,715,779)	(1,414,441,343)	(2,321,525,876)

Net decrease in net assets derived from capital transactions	(307,143,155)	(601,448,301)	(432,398,851)

Net Assets

Total decrease in net assets	(75,161,392)	(417,257,516)	(2,329,038,924)
Beginning of period	2,645,858,111	3,063,115,627	5,392,154,551

End of period	$2,570,696,719	$2,645,858,111	$3,063,115,627

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Total Investment Return

Total investment return	11.86%[1]	12.63%[1,2]	(38.84)%	13.94%	17.32%	18.35%	9.61%

Ratios to Average Net Assets

Total expenses	0.49%[3]	0.50%[3]	0.50%	0.49%	0.49%	0.51%	0.52%

Total expenses after fees waived	0.49%[3]	0.50%[3]	0.50%	0.49%	0.49%	0.51%	0.52%

Net investment income	1.26%[3]	1.56%[3]	0.93%	0.63%	0.58%	0.72%	0.57%

Supplemental Data

Net assets, end of period (000)	$3,989,961	$3,946,423	$2,843,515	$5,649,731	$3,876,639	$2,666,699	$1,831,300

Portfolio turnover	73%	168%	109%	96%	88%	94%	136%

	Master Large Cap Growth Portfolio

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Total Investment Return

Total investment return	12.88%[1]	20.49%[1,4]	(37.96)%	17.47%	14.05%	12.47%	5.42%

Ratios to Average Net Assets

Total expenses	0.56%[3]	0.57%[3]	0.56%	0.56%	0.56%	0.57%	0.59%

Total expenses after fees waived	0.56%[3]	0.57%[3]	0.56%	0.56%	0.56%	0.57%	0.59%

Net investment income	0.81%[3]	0.81%[3]	0.54%	0.25%	0.26%	0.33%	0.09%

Supplemental Data

Net assets, end of period (000)	$751,723	$733,888	$665,963	$1,233,995	$785,377	$489,398	$344,400

Portfolio turnover	97%	242%	144%	87%	117%	132%	165%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

[4]	Includes proceeds from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 20.23%.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	31

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Total Investment Return

Total investment return	9.43%[1]	9.03%[1,2]	(36.54)%	12.72%	18.48%	21.93%	14.57%

Ratios to Average Net Assets

Total expenses	0.54%[3]	0.54%[3]	0.51%	0.51%	0.53%	0.55%	0.56%

Total expenses after fees waived	0.54%[3]	0.54%[3]	0.51%	0.51%	0.53%	0.55%	0.56%

Net investment income	1.51%[3]	1.88%[3]	1.22%	0.95%	0.73%	0.80%	0.93%

Supplemental Data

Net assets, end of period (000)	$2,570,697	$2,645,858	$3,063,116	$5,392,155	$3,927,926	$1,535,988	$810,489

Portfolio turnover	64%	151%	108%	72%	71%	95%	128%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 8.61%.

[3]	Annualized.

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Notes to Financial Statements (Unaudited)	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the “Portfolios”) constitute the Master Large Cap Series LLC (collectively, the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

On January 30, 2009, Master Large Cap Core Portfolio received an in-kind contribution of portfolio securities from an affiliated investor valued at $771,174,100.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation: The Portfolios’ policy is to fair value their financial instruments at market value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

The Portfolios value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Portfolios may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that a Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios have determined the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of each Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: Each Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that each Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	33

Notes to Financial Statements (continued)	Master Large Cap Series LLC

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on each Portfolio’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Each Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolios for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of each Portfolio has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio. For such services, each Portfolio pays the Manager a monthly fee at the following annual rates of each Portfolio’s average daily net assets:

Master Large Cap Core Portfolio

Portion of Average Daily Value of Net Assets:	Rate

Not exceeding $1 billion	0.50%
In excess of $1 billion but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

Master Large Cap Growth Portfolio

Portion of Average Daily Value of Net Assets:	Rate

Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Master Large Cap Value Portfolio

Portion of Average Daily Value of Net Assets:	Rate

Not exceeding $3 billion	0.50%
In excess of $3 billion	0.45%

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. These amounts are included in fees waived by advisor in the Statements of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Portfolio to the Manager.

For the six months ended March 31, 2010, each Portfolio reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Accounting Services

Master Large Cap Core Portfolio	$35,618
Master Large Cap Growth Portfolio	$6,940
Master Large Cap Value Portfolio	$23,539

The Master LLC has received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown on the Statements of Assets and Liabilities as securities loaned and collateral at value — securities loaned, respectively. The cash collateral invested by BIM is disclosed in each Portfolio’s Schedule of Investments. The share of income earned by the Portfolios on such investments is shown as securities lending — affiliated in the Statements of Operations. For the six months ended March 31, 2010, BIM received $69,947 in securities lending agent fees related to securities lending activities for the Portfolios.

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

The Manager reimbursed Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio $2,319,220 and $68,976, respectively, for net losses associated with certain investment transactions.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2010 were as follows:

	Purchases	Sales

Master Large Cap Core Portfolio	$2,826,147,213	$3,184,084,965
Master Large Cap Growth Portfolio	$700,633,766	$775,583,699
Master Large Cap Value Portfolio	$1,625,391,062	$1,916,744,216

4. Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2010.

5. Concentration, Market and Credit Risk:

Master Large Cap Growth Portfolio invests a significant portion of its assets in securities in the health care and information technology sectors. Changes in economic conditions affecting the health care and information technology sectors would have a greater impact on Master Large Cap Growth Portfolio and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may default. The Portfolios manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolios’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master LLC.

6. Reorganization:

Master Large Cap Core Portfolio

On November 14, 2008, an investor of the Portfolio acquired all of the assets and certain stated liabilities of PNC Growth & Income Fund (the “PNC Fund”), a series of PNC Funds, Inc. The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the shareholders of the PNC Fund on October 31, 2008. As a result of the reorganization, which included $59,817,678 of net unrealized depreciation, the Portfolio received an in-kind contribution of portfolio securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	35

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Anne Ackerley, President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

Each Fund/Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Fund’s/Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Portfolios use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Portfolios voted proxies relating to securities held in the Funds’/Portfolios’ portfolios, during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	37

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2010	39

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#LCSRP-3/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: May 27, 2010